UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Asian Small Companies Fund

Semiannual Report

February 28, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2014

Eaton Vance

Asian Small Companies Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	23

Important Notices	24

Eaton Vance

Asian Small Companies Fund

February 28, 2014

Performance1,2

Portfolio Managers Christopher Darling and How Teng Chiou, each of BMO Global Asset Management (Asia) Limited (BMO GAM (Asia))

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/01/1999	03/01/1999	6.54%	0.31%	19.44%	5.73%
Class A with 5.75% Maximum Sales Charge	—	—	0.42	–5.43	18.03	5.11
MSCI All Country Asia ex Japan Small Cap Index	—	—	10.34%	3.56%	23.13%	10.06%

% Total Annual Operating Expense Ratios[3]						Class A
Gross						2.39%
Net						1.75

Fund Profile4

Regional Allocation (% of net assets)5

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

St. Shine Optical Co., Ltd.	7.3%
OSIM International, Ltd.	6.7
Youyuan International Holdings, Ltd.	4.3
Hotel Shilla Co., Ltd.	4.2
Super Group, Ltd.	4.2
Aeon Co. (M) Bhd	4.0
CJ O Shopping Co., Ltd.	3.5
Jyothy Laboratories, Ltd.	3.5
Ticon Industrial Connection PCL	3.4
Biostime International Holdings, Ltd.	3.3
Total	44.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Asian Small Companies Fund

February 28, 2014

Endnotes and Additional Disclosures

[1]

MSCI All Country Asia ex Japan Small Cap Index is an unmanaged index representing the small-cap segment of Asia, excluding Japan. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/14. Without the reimbursement, performance would have been lower.
[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notices to Shareholders
Effective March 1, 2014, How Teng Chiou joined Christopher Darling as a co-portfolio manager of the Fund. Mr. Chiou has been employed by BMO GAM (Asia) since 2006 and is an investment analyst.

At the close of business on November 8, 2013, Class B shares were merged into Class A shares.

3

Eaton Vance

Asian Small Companies Fund

February 28, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 – February 28, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,065.40	$8.96	**	1.75%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.10	$8.75	**	1.75%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Asian Small Companies Fund

February 28, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2014
Investment in Asian Small Companies Portfolio, at value (identified cost, $21,823,153)	$24,792,059
Receivable for Fund shares sold	12,641
Receivable from affiliates	873
Total assets	$24,805,573

Liabilities
Payable for Fund shares redeemed	$141,659
Payable to affiliates:
Administration fee	2,809
Distribution and service fees	5,617
Accrued expenses	29,335
Total liabilities	$179,420
Net Assets	$24,626,153

Sources of Net Assets
Paid-in capital	$30,187,686
Accumulated net realized loss from Portfolio	(8,653,320)
Accumulated undistributed net investment income	122,881
Net unrealized appreciation from Portfolio	2,968,906
Total	$24,626,153

Class A Shares
Net Assets	$24,626,153
Shares Outstanding	1,388,146
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.74
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.82

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Asian Small Companies Fund

February 28, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2014
Dividends allocated from Portfolio (net of foreign taxes, $3,356)	$370,158
Interest allocated from Portfolio	12
Expenses allocated from Portfolio	(169,620)
Total investment income from Portfolio	$200,550

Expenses
Administration fee	$19,612
Distribution and service fees
Class A	36,758
Class B	7,299
Trustees’ fees and expenses	250
Custodian fee	5,969
Transfer and dividend disbursing agent fees	22,480
Legal and accounting services	10,764
Printing and postage	13,037
Registration fees	8,422
Miscellaneous	3,689
Total expenses	$128,280
Deduct —
Allocation of expenses to affiliates	$63,463
Total expense reductions	$63,463

Net expenses	$64,817

Net investment income	$135,733

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$810,887
Foreign currency transactions	5,041
Net realized gain	$815,928
Change in unrealized appreciation (depreciation) —
Investments	$708,342
Foreign currency	2,467
Net change in unrealized appreciation (depreciation)	$710,809

Net realized and unrealized gain	$1,526,737

Net increase in net assets from operations	$1,662,470

6	See Notes to Financial Statements.

Eaton Vance

Asian Small Companies Fund

February 28, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
From operations —
Net investment income	$135,733	$168,596
Net realized gain (loss) from investment and foreign currency transactions	815,928	(710,796)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	710,809	4,433,636
Net increase in net assets from operations	$1,662,470	$3,891,436
Distributions to shareholders —
From net investment income
Class A	$(140,069)	$(160,041)
Total distributions to shareholders	$(140,069)	$(160,041)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,442,013	$7,435,428
Class B	6,243	346,797
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	112,305	124,130
Cost of shares redeemed
Class A	(4,119,778)	(11,585,900)
Class B	(312,291)	(1,724,867)
Net asset value of shares exchanged
Class A	317,162	674,455
Class B	(317,162)	(674,455)
Net asset value of shares merged*
Class A	3,912,992	—
Class B	(3,912,992)	—
Net decrease in net assets from Fund share transactions	$(2,871,508)	$(5,404,412)

Net decrease in net assets	$(1,349,107)	$(1,673,017)

Net Assets
At beginning of period	$25,975,260	$27,648,277
At end of period	$24,626,153	$25,975,260

Accumulated undistributed net investment income included in net assets
At end of period	$122,881	$127,217

*	At the close of business on November 8, 2013, Class B shares were merged into Class A shares.

7	See Notes to Financial Statements.

Eaton Vance

Asian Small Companies Fund

February 28, 2014

Financial Highlights

	Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$16.740		$14.780	$15.650	$15.450	$13.840	$17.670

Income (Loss) From Operations
Net investment income(1)	$0.096		$0.122	$0.298	$0.073	$0.026	$0.115
Net realized and unrealized gain (loss)	0.998		1.950	(0.800)	0.857	2.124	(1.900)

Total income (loss) from operations	$1.094		$2.072	$(0.502)	$0.930	$2.150	$(1.785)

Less Distributions
From net investment income	$(0.094)		$(0.112)	$(0.368)	$(0.730)	$(0.541)	$—
From net realized gain	—		—	—	—	—	(2.045)

Total distributions	$(0.094)		$(0.112)	$(0.368)	$(0.730)	$(0.541)	$(2.045)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.001	$0.000 (3)

Net asset value — End of period	$17.740		$16.740	$14.780	$15.650	$15.450	$13.840

Total Return(4)	6.54	%(5)	14.05%	(2.82)%	5.54%	15.49%	(3.82)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,626		$21,819	$22,224	$28,910	$37,002	$40,429
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)(8)	1.75	%(9)	1.94%	2.05%	1.97%	2.20%	2.66%
Net investment income	1.09	%(9)	0.71%	2.10%	0.42%	0.17%	1.02%
Portfolio Turnover of the Portfolio	4	%(5)	23%	55%	129%	105%	136%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.48%, 0.45%, 0.40%, 0.20%, 0.11% and 0.10% of average daily net assets for the six months ended February 28, 2014 and the years ended August 31, 2013, 2012, 2011, 2010 and 2009, respectively). Absent this subsidy, total return would be lower.

(9)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Asian Small Companies Fund

February 28, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers Class A shares, which are generally sold subject to a sales charge imposed at time of purchase. Prior to the close of business on November 8, 2013, the Fund also offered Class B shares, which beginning January 1, 2012, were only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Class B shares automatically converted to Class A shares eight years after their purchase as described in the Fund’s prospectus. At the close of business on November 8, 2013, Class B shares were merged into Class A shares. Prior to the Class B merger, each class represented a pro-rata interest in the Fund, but voted separately on class-specific matters and (as noted below) was subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, were allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differed in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (45.8% at February 28, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $4,683,462 and deferred capital losses of $3,978,651 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on August 31, 2017 ($2,930,588) and August 31, 2018 ($1,752,874) and its character is short-term. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of February 28, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of

9

Eaton Vance

Asian Small Companies Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Prior to the merger of Class B shares into Class A shares as of the close of business on November 8, 2013, distributions were declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2014, the administration fee amounted to $19,612. Boston Management and Research (BMR), a subsidiary of EVM, and BMO Global Asset Management (Asia) Limited (BMO GAM (Asia)) (formerly, Lloyd George Management (Hong Kong) Limited (LGM-HK)), the sub-adviser of the Portfolio, have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.75% of the Fund’s average daily net assets for Class A, and prior to the close of business on November 8, 2013, 2.45% of the Fund’s average daily net assets for Class B. This agreement may be changed or terminated after December 31, 2014. Pursuant to this agreement, BMR and BMO GAM (Asia) were allocated $63,463 in total of the Fund’s operating expenses for the six months ended February 28, 2014. Such reimbursement was shared equally by BMR and BMO GAM (Asia). The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2014, EVM earned $1,482 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,035 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2014. EVD also received distribution and service fees from Class A and Class B shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2014 amounted to $36,758 for Class A shares.

Prior to the close of business on November 8, 2013, the Fund also had in effect a distribution plan for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B Plan, the Fund paid EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2014, the Fund paid or accrued to EVD $5,474 for Class B shares.

Pursuant to the Class B Plan (prior to the close of business on November 8, 2013), the Fund also made payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued were for personal services and/or the maintenance of shareholder accounts. They were separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2014 amounted to $1,825 for Class B shares.

10

Eaton Vance

Asian Small Companies Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, were further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

Prior to the close of business on November 8, 2013, a contingent deferred sales charge (CDSC) generally was imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares was imposed at declining rates that began at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. For the six months ended February 28, 2014, the Fund was informed that EVD received approximately $2,000 and $1,000 of CDSCs paid by Class A and Class B shareholders, respectively.

6  Investment Transactions

For the six months ended February 28, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $853,569 and $3,972,039, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	80,156	420,140
Issued to shareholders electing to receive payments of distributions in Fund shares	6,385	7,648
Redemptions	(232,919)	(666,585)
Merger from Class B shares	213,595	—
Exchange from Class B shares	17,323	38,867

Net increase (decrease)	84,540	(199,930)

Class B	Six Months Ended February 28, 2014 (Unaudited)(1)	Year Ended August 31, 2013

Sales	343	20,727
Redemptions	(17,676)	(101,583)
Merger to Class A shares	(216,717)	—
Exchange to Class A shares	(17,568)	(39,312)

Net decrease	(251,618)	(120,168)

(1)	Offering of Class B was discontinued during the six months ended February 28, 2014 (see Note 1).

11

Asian Small Companies Portfolio

February 28, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value

Cambodia — 2.8%

Hotels, Restaurants & Leisure — 2.8%
NagaCorp, Ltd.	1,494,000	$1,494,389

		$1,494,389

Total Cambodia (identified cost $1,195,098)		$1,494,389

China — 14.2%

Building Products — 2.0%
Bolina Holding Co., Ltd.	2,126,000	$1,099,436

		$1,099,436

Containers & Packaging — 4.3%
Youyuan International Holdings, Ltd.	8,584,400	$2,328,201

		$2,328,201

Electronic Equipment, Instruments & Components — 1.5%
Kingboard Laminates Holdings, Ltd.	2,075,000	$790,341

		$790,341

Food Products — 3.3%
Biostime International Holdings, Ltd.	200,500	$1,789,829

		$1,789,829

Household Durables — 1.9%
Skyworth Digital Holdings, Ltd.	2,028,000	$1,035,600

		$1,035,600

Real Estate Management & Development — 1.2%
SOHO China, Ltd.	890,000	$672,640

		$672,640

Total China (identified cost $6,483,568)		$7,716,047

Hong Kong — 7.4%

Commercial Banks — 1.9%
Dah Sing Financial Holdings, Ltd.	200,000	$1,003,364

		$1,003,364

Security	Shares	Value

Diversified Financial Services — 2.7%
First Pacific Co., Ltd.	645,750	$640,590
Public Financial Holdings, Ltd.	1,684,000	821,229

		$1,461,819

Hotels, Restaurants & Leisure — 0.9%
Future Bright Holdings, Ltd.	858,000	$514,791

		$514,791

Textiles, Apparel & Luxury Goods — 1.9%
Stella International Holdings, Ltd.	409,000	$1,003,693

		$1,003,693

Total Hong Kong (identified cost $3,507,406)		$3,983,667

India — 5.1%

Household Products — 3.5%
Jyothy Laboratories, Ltd.	611,478	$1,911,160

		$1,911,160

Personal Products — 1.6%
Godrej Consumer Products, Ltd.	67,400	$868,139

		$868,139

Total India (identified cost $2,301,658)		$2,779,299

Indonesia — 3.2%

Consumer Finance — 1.0%
Clipan Finance Indonesia Tbk PT	15,210,500	$546,319

		$546,319

Food Products — 2.2%
Mayora Indah Tbk PT	463,750	$1,205,748

		$1,205,748

Total Indonesia (identified cost $1,386,137)		$1,752,067

12	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia — 12.1%

Construction & Engineering — 1.1%
Mudajaya Group Bhd	711,866	$609,152

		$609,152

Food Products — 1.3%
Oldtown Bhd	1,214,875	$697,536

		$697,536

Media — 1.3%
Media Prima Bhd	886,300	$700,987

		$700,987

Multiline Retail — 4.0%
Aeon Co. (M) Bhd	491,600	$2,166,436

		$2,166,436

Real Estate Management & Development — 1.8%
UOA Development Bhd	1,586,700	$973,991

		$973,991

Specialty Retail — 2.6%
Padini Holdings Bhd	2,633,400	$1,416,419

		$1,416,419

Total Malaysia (identified cost $5,082,071)		$6,564,521

Philippines — 1.7%

Wireless Telecommunication Services — 1.7%
Philippine Long Distance Telephone Co.	14,820	$897,866

		$897,866

Total Philippines (identified cost $893,041)		$897,866

Singapore — 19.2%

Air Freight & Logistics — 1.7%
Singapore Post, Ltd.	869,000	$905,542

		$905,542

Security	Shares	Value

Consumer Finance — 2.0%
Hong Leong Finance, Ltd.	508,000	$1,074,486

		$1,074,486

Food Products — 4.2%
Super Group, Ltd.	776,000	$2,261,847

		$2,261,847

IT Services — 1.2%
CSE Global, Ltd.	1,302,000	$637,066

		$637,066

Multiline Retail — 2.1%
Parkson Retail Asia, Ltd.	1,549,000	$1,145,357

		$1,145,357

Real Estate Management & Development — 1.3%
Perennial China Retail Trust	1,788,000	$726,784

		$726,784

Specialty Retail — 6.7%
OSIM International, Ltd.	1,903,000	$3,634,956

		$3,634,956

Total Singapore (identified cost $7,241,008)		$10,386,038

South Korea — 9.7%

Commercial Banks — 2.0%
BS Financial Group, Inc.	73,760	$1,099,916

		$1,099,916

Hotels, Restaurants & Leisure — 4.2%
Hotel Shilla Co., Ltd.	28,940	$2,263,316

		$2,263,316

Internet & Catalog Retail — 3.5%
CJ O Shopping Co., Ltd.	4,931	$1,917,452

		$1,917,452

Total South Korea (identified cost $3,224,299)		$5,280,684

13	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sri Lanka — 1.3%

Industrial Conglomerates — 1.3%
John Keells Holdings PLC	404,908	$693,642

		$693,642

Total Sri Lanka (identified cost $653,966)		$693,642

Taiwan — 15.0%

Health Care Equipment & Supplies — 10.2%
Pacific Hospital Supply Co., Ltd.	550,000	$1,593,919
St. Shine Optical Co., Ltd.	141,000	3,937,544

		$5,531,463

Hotels, Restaurants & Leisure — 1.3%
Formosa International Hotels Corp.	62,700	$704,736

		$704,736

Leisure Equipment & Products — 1.9%
Giant Manufacturing Co., Ltd.	148,000	$1,011,501

		$1,011,501

Semiconductors & Semiconductor Equipment — 1.6%
Radiant Opto-Electronics Corp.	213,402	$869,605

		$869,605

Total Taiwan (identified cost $5,033,562)		$8,117,305

Thailand — 7.3%

Insurance — 2.6%
Bangkok Life Assurance PCL(1)	431,500	$854,372
Thai Reinsurance PCL(1)(2)	6,255,300	579,996

		$1,434,368

Media — 1.3%
Major Cineplex Group PCL(1)	1,245,200	$703,401

		$703,401

Security	Shares	Value

Real Estate Management & Development — 3.4%
Ticon Industrial Connection PCL(1)	3,583,875	$1,819,199

		$1,819,199

Total Thailand (identified cost $3,116,757)		$3,956,968

Total Common Stocks (identified cost $40,118,571)		$53,622,493

Other Assets, Less Liabilities — 1.0%		$548,402

Net Assets — 100.0%		$54,170,895

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	–	Public Company Ltd.

(1)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(2)	Non-income producing security.

14	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2014
Investments, at value (identified cost, $40,118,571)	$53,622,493
Foreign currency, at value (identified cost, $13,154)	13,022
Dividends receivable	52,268
Receivable for investments sold	534,581
Receivable for foreign taxes	70,922
Total assets	$54,293,286

Liabilities
Due to custodian	$28,162
Payable to affiliate:
Investment adviser fee	44,864
Accrued expenses	49,365
Total liabilities	$122,391
Net Assets applicable to investors’ interest in Portfolio	$54,170,895

Sources of Net Assets
Investors’ capital	$40,695,969
Net unrealized appreciation	13,474,926
Total	$54,170,895

15	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2014
Dividends (net of foreign taxes, $7,275)	$781,064
Interest	25
Total investment income	$781,089

Expenses
Investment adviser fee	$305,132
Trustees’ fees and expenses	1,435
Custodian fee	26,962
Legal and accounting services	21,407
Miscellaneous	4,097
Total expenses	$359,033

Net investment income	$422,056

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,705,810
Foreign currency transactions	10,659
Net realized gain	$1,716,469
Change in unrealized appreciation (depreciation) —
Investments	$1,484,646
Foreign currency	4,998
Net change in unrealized appreciation (depreciation)	$1,489,644

Net realized and unrealized gain	$3,206,113

Net increase in net assets from operations	$3,628,169

16	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
From operations —
Net investment income	$422,056	$738,277
Net realized gain (loss) from investment and foreign currency transactions	1,716,469	(1,171,899)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,489,644	8,403,678
Net increase in net assets from operations	$3,628,169	$7,970,056
Capital transactions —
Contributions	$853,569	$5,160,952
Withdrawals	(4,522,637)	(13,119,449)
Net decrease in net assets from capital transactions	$(3,669,068)	$(7,958,497)

Net increase (decrease) in net assets	$(40,899)	$11,559

Net Assets
At beginning of period	$54,211,794	$54,200,235
At end of period	$54,170,895	$54,211,794

17	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2014

Supplementary Data

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.29	%(2)	1.40%	1.41%	1.26%	1.29%	1.40%
Net investment income	1.52	%(2)	1.23%	2.49%	1.11%	1.10%	2.24%
Portfolio Turnover	4	%(3)	23%	55%	129%	105%	136%

Total Return	6.78	%(3)	14.66%	(2.19)%	6.28%	16.53%	(2.59)%

Net assets, end of period (000’s omitted)	$54,171		$54,212	$54,200	$85,395	$125,286	$127,493

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

18	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2014, Eaton Vance Asian Small Companies Fund held a 45.8% interest in the Portfolio. In addition, an unregistered fund advised by the sub-adviser to the Portfolio held a 54.2% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of February 28, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

19

Asian Small Companies Portfolio

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. For the six months ended February 28, 2014, the investment adviser fee amounted to $305,132 or 1.10% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays BMO Global Asset Management (Asia) Limited (BMO GAM (Asia)) (formerly, Lloyd George Management (Hong Kong) Limited (LGM-HK)) a portion of its adviser fee for sub-advisory services provided to the Portfolio.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,008,326 and $4,218,373, respectively, for the six months ended February 28, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$40,404,823

Gross unrealized appreciation	$15,151,880
Gross unrealized depreciation	(1,934,210)

Net unrealized appreciation	$13,217,670

20

Asian Small Companies Portfolio

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2014.

6  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At February 28, 2014, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $28,162. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at February 28, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 8) at February 28, 2014. The Portfolio’s average overdraft advances during the six months ended February 28, 2014 were not significant.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the Asian and China regions are impacted by the economies of countries in these regions which differ from the United States economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Governmental actions can also have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Asian Small Companies Portfolio

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

At February 28, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks	$—	$53,622,493	(1)(2)	$—	$53,622,493

Total Investments	$—	$53,622,493		$—	$53,622,493

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

22

Eaton Vance

Asian Small Companies Fund

February 28, 2014

Officers and Trustees

Officers of Eaton Vance Asian Small Companies Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Asian Small Companies Portfolio

Christopher Darling

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Asian Small Companies Fund and Asian Small Companies Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser of Asian Small Companies Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Asian Small Companies Portfolio

BMO Global Asset Management (Asia) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator of Eaton Vance Asian Small Companies Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7704 2.28.14

Eaton Vance

Greater China Growth Fund

Semiannual Report

February 28, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2014

Eaton Vance

Greater China Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	21

Important Notices	22

Eaton Vance

Greater China Growth Fund

February 28, 2014

Performance1,2

Portfolio Managers Pamela Chan and May Ling Wee, CFA, each of BMO Global Asset Management (Asia) Limited (BMO GAM (Asia))

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/28/1992	10/28/1992	14.32%	13.95%	16.20%	9.97%
Class A with 5.75% Maximum Sales Charge	—	—	7.72	7.39	14.83	9.32
Class B at NAV	06/07/1993	10/28/1992	13.89	13.13	15.44	9.35
Class B with 5% Maximum Sales Charge	—	—	8.89	8.13	15.21	9.35
Class C at NAV	12/28/1993	10/28/1992	13.87	13.11	15.43	9.35
Class C with 1% Maximum Sales Charge	—	—	12.87	12.11	15.43	9.35
Class I at NAV	10/01/2009	10/28/1992	14.34	14.16	16.53	10.13
MSCI Golden Dragon Index	—	—	5.68%	2.48%	16.26%	7.79%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			2.03%	2.73%	2.73%	1.73%
Net			1.98	2.68	2.68	1.68

Fund Profile

Regional Allocation (% of net assets)4

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Tencent Holdings, Ltd.	8.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.4
AIA Group, Ltd.	4.4
Sands China, Ltd.	2.9
Cheung Kong (Holdings), Ltd.	2.9
Hutchison Whampoa, Ltd.	2.7
China Construction Bank Corp., Class H	2.4
Industrial & Commercial Bank of China, Ltd., Class H	2.3
China Pacific Insurance (Group) Co., Ltd., Class H	2.3
MediaTek, Inc.	2.1
Total	37.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Greater China Growth Fund

February 28, 2014

Endnotes and Additional Disclosures

[1]

MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/14. Without the reimbursement, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Greater China Growth Fund

February 28, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 – February 28, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,143.20	$10.31	1.94%
Class B	$1,000.00	$1,138.90	$14.05	2.65%
Class C	$1,000.00	$1,138.70	$14.05	2.65%
Class I	$1,000.00	$1,143.40	$8.77	1.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.20	$9.69	1.94%
Class B	$1,000.00	$1,011.70	$13.22	2.65%
Class C	$1,000.00	$1,011.70	$13.22	2.65%
Class I	$1,000.00	$1,016.60	$8.25	1.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

4

Eaton Vance

Greater China Growth Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value

China — 52.8%

Auto Components — 2.8%
Minth Group, Ltd.	446,000	$890,851
Nexteer Automotive Group, Ltd.(1)	4,932,000	2,962,668

		$3,853,519

Automobiles — 1.6%
Great Wall Motor Co., Ltd., Class H	466,500	$2,136,333

		$2,136,333

Capital Markets — 0.1%
China Cinda Asset Management, Co., Ltd., Class H(1)	303,000	$181,162

		$181,162

Commercial Banks — 4.7%
China Construction Bank Corp., Class H	4,768,110	$3,291,302
Industrial & Commercial Bank of China, Ltd., Class H	5,261,000	3,169,576

		$6,460,878

Commercial Services & Supplies — 1.1%
China Everbright International, Ltd.	1,070,000	$1,572,309

		$1,572,309

Computers & Peripherals — 1.5%
Lenovo Group, Ltd.	1,998,000	$2,132,874

		$2,132,874

Containers & Packaging — 0.9%
Greatview Aseptic Packaging Co., Ltd.	2,358,000	$1,289,362

		$1,289,362

Diversified Consumer Services — 1.9%
New Oriental Education & Technology Group, Inc. ADR	92,100	$2,564,064

		$2,564,064

Energy Equipment & Services — 2.3%
China Oilfield Services, Ltd., Class H	582,000	$1,581,399
SPT Energy Group, Inc.	2,686,000	1,555,047

		$3,136,446

Security	Shares	Value

Food Products — 6.7%
Biostime International Holdings, Ltd.	317,500	$2,834,268
China Mengniu Dairy Co., Ltd.	348,000	1,787,042
China Modern Dairy Holdings, Ltd.(1)	5,263,000	2,582,170
Honworld Group, Ltd.(1)	531,000	650,018
Want Want China Holdings, Ltd.	893,000	1,359,840

		$9,213,338

Gas Utilities — 1.6%
Towngas China Co., Ltd.	1,707,000	$2,193,483

		$2,193,483

Hotels, Restaurants & Leisure — 1.4%
Home Inns & Hotels Management, Inc. ADR(1)	52,160	$1,954,435

		$1,954,435

Household Durables — 2.1%
Haier Electronics Group Co., Ltd.	979,000	$2,907,125

		$2,907,125

Insurance — 3.6%
China Pacific Insurance (Group) Co., Ltd., Class H	909,800	$3,135,667
Ping An Insurance (Group) Co. of China, Ltd., Class H	230,000	1,874,896

		$5,010,563

Internet & Catalog Retail — 1.3%
Ctrip.com International, Ltd. ADR(1)	33,520	$1,810,415

		$1,810,415

Internet Software & Services — 9.7%
Baidu, Inc. ADR(1)	9,770	$1,669,986
Tencent Holdings, Ltd.	146,700	11,779,424

		$13,449,410

Leisure Equipment & Products — 0.8%
Goodbaby International Holdings, Ltd.	1,849,000	$1,072,081

		$1,072,081

Life Sciences Tools & Services — 1.2%
WuXi PharmaTech (Cayman), Inc. ADR(1)	43,810	$1,684,933

		$1,684,933

Oil, Gas & Consumable Fuels — 1.4%
China Suntien Green Energy Corp., Ltd., Class H	4,560,000	$1,937,679

		$1,937,679

5	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pharmaceuticals — 1.4%
Sino Biopharmaceutical, Ltd.	2,096,000	$1,958,126

		$1,958,126

Real Estate Management & Development — 1.6%
China Overseas Land & Investment, Ltd.	470,000	$1,266,693
China Vanke Co., Ltd., Class B	642,933	954,270

		$2,220,963

Textiles, Apparel & Luxury Goods — 2.0%
ANTA Sports Products, Ltd.	868,000	$1,344,178
Shenzhou International Group Holdings, Ltd.	406,000	1,422,245

		$2,766,423

Wireless Telecommunication Services — 1.1%
China Mobile, Ltd.	154,500	$1,465,499

		$1,465,499

Total China (identified cost $48,205,835)		$72,971,420

Hong Kong — 22.4%

Air Freight & Logistics — 1.5%
Kerry Logistics Network, Ltd.(1)	1,249,500	$2,048,004

		$2,048,004

Commercial Banks — 2.6%
BOC Hong Kong (Holdings), Ltd.	857,000	$2,610,200
HSBC Holdings PLC	99,728	1,049,007

		$3,659,207

Hotels, Restaurants & Leisure — 4.6%
Sands China, Ltd.	480,800	$4,040,483
SJM Holdings, Ltd.	727,000	2,348,343

		$6,388,826

Household Durables — 1.1%
Techtronic Industries Co., Ltd.	546,000	$1,453,012

		$1,453,012

Industrial Conglomerates — 2.7%
Hutchison Whampoa, Ltd.	277,000	$3,741,779

		$3,741,779

Security	Shares	Value

Insurance — 4.4%
AIA Group, Ltd.	1,237,800	$6,064,651

		$6,064,651

Real Estate Management & Development — 4.5%
Cheung Kong (Holdings), Ltd.	255,000	$4,004,116
Hongkong Land Holdings, Ltd.	245,000	1,538,551
Wharf (Holdings), Ltd. (The)	100,000	701,087

		$6,243,754

Specialty Retail — 1.0%
SA SA International Holdings, Ltd.	1,458,000	$1,365,152

		$1,365,152

Total Hong Kong (identified cost $21,815,591)		$30,964,385

Luxembourg — 1.6%

Textiles, Apparel & Luxury Goods — 1.6%
Samsonite International SA	814,800	$2,237,283

		$2,237,283

Total Luxembourg (identified cost $2,137,347)		$2,237,283

Singapore — 1.9%

Industrial Conglomerates — 1.9%
Jardine Matheson Holdings, Ltd.	45,600	$2,653,061

		$2,653,061

Total Singapore (identified cost $2,254,598)		$2,653,061

Taiwan — 20.5%

Commercial Banks — 1.3%
CTBC Financial Holding Co., Ltd.	2,714,000	$1,755,884

		$1,755,884

Electrical Equipment — 1.2%
Teco Electric & Machinery Co., Ltd.	1,398,000	$1,612,706

		$1,612,706

6	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components — 3.6%
Delta Electronics, Inc.	488,000	$2,729,390
Hon Hai Precision Industry Co., Ltd.	812,000	2,261,386

		$4,990,776

Health Care Equipment & Supplies — 2.0%
St. Shine Optical Co., Ltd.	96,000	$2,680,881

		$2,680,881

Hotels, Restaurants & Leisure — 1.2%
Formosa International Hotels Corp.	150,400	$1,690,467

		$1,690,467

Insurance — 1.3%
Cathay Financial Holding Co., Ltd.	1,199,361	$1,779,683

		$1,779,683

Leisure Equipment & Products — 0.4%
Merida Industry Co., Ltd.	89,000	$598,872

		$598,872

Semiconductors & Semiconductor Equipment — 9.5%
MediaTek, Inc.	201,000	$2,963,092
Taiwan Semiconductor Manufacturing Co., Ltd.	2,825,839	10,193,657

		$13,156,749

Total Taiwan (identified cost $19,887,152)		$28,266,018

Total Common Stocks (identified cost $94,300,523)		$137,092,167

Short-Term Investments — 0.8%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 3/3/14	$1,104	$1,104,314

Total Short-Term Investments (identified cost $1,104,314)		$1,104,314

Total Investments — 100.0% (identified cost $95,404,837)		$138,196,481

Other Assets, Less Liabilities — 0.0%(2)		$(60,162)

Net Assets — 100.0%		$138,136,319

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than (0.05)%.

7	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2014
Investments, at value (identified cost, $95,404,837)	$138,196,481
Foreign currency, at value (identified cost, $234,954)	232,670
Receivable for investments sold	815,297
Receivable for Fund shares sold	108,618
Total assets	$139,353,066

Liabilities
Payable for investments purchased	$415,884
Payable for Fund shares redeemed	500,942
Payable to affiliates:
Investment adviser fee	114,001
Administration fee	15,546
Distribution and service fees	46,438
Other	11,756
Accrued expenses	112,180
Total liabilities	$1,216,747
Net Assets	$138,136,319

Sources of Net Assets
Paid-in capital	$111,253,256
Accumulated net realized loss	(14,512,735)
Accumulated net investment loss	(1,393,519)
Net unrealized appreciation	42,789,317
Total	$138,136,319

Class A Shares
Net Assets	$97,815,495
Shares Outstanding	4,654,148
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$21.02
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$22.30

Class B Shares
Net Assets	$9,630,743
Shares Outstanding	471,589
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$20.42

Class C Shares
Net Assets	$22,650,889
Shares Outstanding	1,112,695
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$20.36

Class I Shares
Net Assets	$8,039,192
Shares Outstanding	382,386
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$21.02

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2014
Dividends (net of foreign taxes, $12,996)	$486,612
Interest	60
Total investment income	$486,672

Expenses
Investment adviser fee	$761,490
Administration fee	103,840
Distribution and service fees
Class A	145,352
Class B	52,213
Class C	115,882
Trustees’ fees and expenses	3,302
Custodian fee	55,550
Transfer and dividend disbursing agent fees	118,028
Legal and accounting services	35,139
Printing and postage	19,677
Registration fees	32,702
Miscellaneous	10,048
Total expenses	$1,453,223

Net investment loss	$(966,551)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,451,612
Foreign currency transactions	(9,144)
Net realized gain	$5,442,468
Change in unrealized appreciation (depreciation) —
Investments	$13,756,935
Foreign currency	(2,465)
Net change in unrealized appreciation (depreciation)	$13,754,470

Net realized and unrealized gain	$19,196,938

Net increase in net assets from operations	$18,230,387

9	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
From operations —
Net investment income (loss)	$(966,551)	$461,936
Net realized gain (loss) from investment and foreign currency transactions	5,442,468	(2,861,266)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	13,754,470	24,032,515
Net increase in net assets from operations	$18,230,387	$21,633,185
Distributions to shareholders —
From net investment income
Class A	$(334,193)	$(601,348)
Class I	(52,326)	(73,927)
Total distributions to shareholders	$(386,519)	$(675,275)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,656,031	$8,536,051
Class B	156,433	188,048
Class C	540,304	2,259,961
Class I	881,990	1,844,398
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	279,857	506,032
Class I	40,630	57,567
Cost of shares redeemed
Class A	(9,686,061)	(25,013,285)
Class B	(1,488,701)	(4,169,197)
Class C	(3,382,737)	(7,297,118)
Class I	(1,296,597)	(2,942,462)
Net asset value of shares exchanged
Class A	1,032,365	1,367,267
Class B	(1,032,365)	(1,367,267)
Net decrease in net assets from Fund share transactions	$(11,298,851)	$(26,030,005)

Net increase (decrease) in net assets	$6,545,017	$(5,072,095)

Net Assets
At beginning of period	$131,591,302	$136,663,397
At end of period	$138,136,319	$131,591,302

Accumulated net investment loss and accumulated distributions in excess of net investment income, respectively, included in net assets
At end of period	$(1,393,519)	$(40,449)

10	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2014

Financial Highlights

	Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$18.450		$15.940		$19.220		$21.090		$19.280		$23.310

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.125)		$0.090		$0.124		$0.132	(2)	$(0.015)		$0.164
Net realized and unrealized gain (loss)	2.765		2.529		(1.975)		0.691		2.199		(1.265)

Total income (loss) from operations	$2.640		$2.619		$(1.851)		$0.823		$2.184		$(1.101)

Less Distributions
From net investment income	$(0.070)		$(0.109)		$(0.315)		$—		$(0.099)		$—
From net realized gain	—		—		(1.114)		(2.693)		(0.276)		(2.932)

Total distributions	$(0.070)		$(0.109)		$(1.429)		$(2.693)		$(0.375)		$(2.932)

Redemption fees(1)(3)	$—		$—		$—		$0.000	(4)	$0.001		$0.003

Net asset value — End of period	$21.020		$18.450		$15.940		$19.220		$21.090		$19.280

Total Return(5)	14.32	%(6)	16.43%		(9.20)%		2.76%		11.19%		(0.09)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$97,815		$91,086		$91,465		$123,108		$149,279		$157,461
Ratios (as a percentage of average daily net assets):
Expenses(7)	1.94	%(8)	1.98	%(9)	2.00	%(9)(10)	1.85	%(9)(10)	2.17	%(9)(10)	2.32	%(10)
Net investment income (loss)	(1.25	)%(8)	0.50%		0.75%		0.61	%(2)	(0.07)%		0.99%
Portfolio Turnover of the Portfolio(11)	—		—		43	%(6)	78%		58%		62%
Portfolio Turnover of the Fund	15	%(6)	54%		4	%(6)(12)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.064 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.31%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator subsidized certain operating expenses (equal to 0.05%, 0.10%, 0.09% and 0.03% of average daily net assets for the years ended August 31, 2013, 2012, 2011 and 2010, respectively). Absent this subsidy, total return would be lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2014

Financial Highlights — continued

	Class B
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$17.930		$15.510		$18.690		$20.700		$18.970		$23.110

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.188)		$(0.053)		$(0.006)		$(0.023	)(2)	$(0.133)		$0.081
Net realized and unrealized gain (loss)	2.678		2.473		(1.900)		0.706		2.154		(1.292)

Total income (loss) from operations	$2.490		$2.420		$(1.906)		$0.683		$2.021		$(1.211)

Less Distributions
From net investment income	$—		$—		$(0.160)		$—		$(0.016)		$—
From net realized gain	—		—		(1.114)		(2.693)		(0.276)		(2.932)

Total distributions	$—		$—		$(1.274)		$(2.693)		$(0.292)		$(2.932)

Redemption fees(1)(3)	$—		$—		$—		$0.000	(4)	$0.001		$0.003

Net asset value — End of period	$20.420		$17.930		$15.510		$18.690		$20.700		$18.970

Total Return(5)	13.89	%(6)	15.60%		(9.83)%		1.98%		10.63%		(0.63)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,631		$10,602		$13,898		$21,609		$28,172		$29,580
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.65	%(8)	2.68	%(9)	2.70	%(9)(10)	2.55	%(9)(10)	2.72	%(9)(10)	2.82	%(10)
Net investment income (loss)	(1.92	)%(8)	(0.30)%		(0.04)%		(0.11	)%(2)	(0.64)%		0.49%
Portfolio Turnover of the Portfolio(11)	—		—		43	%(6)	78%		58%		62%
Portfolio Turnover of the Fund	15	%(6)	54%		4	%(6)(12)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.061 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.39)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator subsidized certain operating expenses (equal to 0.05%, 0.10%, 0.09% and 0.03% of average daily net assets for the years ended August 31, 2013, 2012, 2011 and 2010, respectively). Absent this subsidy, total return would be lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2014

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013		2012		2011		2010		2009
Net asset value — Beginning of period	$17.880		$15.460		$18.640		$20.650		$18.930		$23.070

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.189)		$(0.036)		$0.001		$(0.016	)(2)	$(0.135)		$0.081
Net realized and unrealized gain (loss)	2.669		2.456		(1.901)		0.699		2.147		(1.292)

Total income (loss) from operations	$2.480		$2.420		$(1.900)		$0.683		$2.012		$(1.211)

Less Distributions
From net investment income	$—		$—		$(0.166)		$—		$(0.017)		$—
From net realized gain	—		—		(1.114)		(2.693)		(0.276)		(2.932)

Total distributions	$—		$—		$(1.280)		$(2.693)		$(0.293)		$(2.932)

Redemption fees(1)(3)	$—		$—		$—		$0.000	(4)	$0.001		$0.003

Net asset value — End of period	$20.360		$17.880		$15.460		$18.640		$20.650		$18.930

Total Return(5)	13.87	%(6)	15.65%		(9.82)%		1.98%		10.61%		(0.63)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,651		$22,471		$23,947		$35,331		$43,522		$47,957
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.65	%(8)	2.68	%(9)	2.70	%(9)(10)	2.55	%(9)(10)	2.72	%(9)(10)	2.82	%(10)
Net investment income (loss)	(1.94	)%(8)	(0.20)%		0.01%		(0.08	)%(2)	(0.65)%		0.49%
Portfolio Turnover of the Portfolio(11)	—		—		43	%(6)	78%		58%		62%
Portfolio Turnover of the Fund	15	%(6)	54%		4	%(6)(12)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.062 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.37)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator subsidized certain operating expenses (equal to 0.05%, 0.10%, 0.09% and 0.03% of average daily net assets for the years ended August 31, 2013, 2012, 2011 and 2010, respectively). Absent this subsidy, total return would be lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2014

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,						Period Ended August 31, 2010(1)
			2013		2012		2011
Net asset value — Beginning of period	$18.500		$15.980		$19.290		$21.090		$20.860

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.096)		$0.144		$0.170		$0.237	(3)	$0.139
Net realized and unrealized gain (loss)	2.747		2.537		(1.983)		0.656		0.557

Total income (loss) from operations	$2.651		$2.681		$(1.813)		$0.893		$0.696

Less Distributions
From net investment income	$(0.131)		$(0.161)		$(0.383)		$—		$(0.191)
From net realized gain	—		—		(1.114)		(2.693)		(0.276)

Total distributions	$(0.131)		$(0.161)		$(1.497)		$(2.693)		$(0.467)

Redemption fees(2)(4)	$—		$—		$—		$0.000	(5)	$0.001

Net asset value — End of period	$21.020		$18.500		$15.980		$19.290		$21.090

Total Return(6)	14.34	%(7)	16.79%		(8.93)%		3.07%		3.24	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,039		$7,433		$7,354		$9,286		$7,457
Ratios (as a percentage of average daily net assets):
Expenses(8)	1.65	%(9)	1.68	%(10)	1.69	%(10)(11)	1.56	%(10)(11)	1.72	%(9)(10)(11)
Net investment income (loss)	(0.95	)%(9)	0.79%		1.02%		1.10	%(3)	0.72	%(9)
Portfolio Turnover of the Portfolio(12)	—		—		43	%(7)	78%		58	%(13)
Portfolio Turnover of the Fund	15	%(7)	54%		4	%(7)(14)	—		—

(1)	For the period from the commencement of operations, October 1, 2009, to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.061 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.81%.

(4)	Redemption fees were discontinued as of January 1, 2011.

(5)	Amount is less than $0.0005.

(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(7)	Not annualized.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator subsidized certain operating expenses (equal to 0.05%, 0.10%, 0.09% and 0.03% of average daily net assets for the years ended August 31, 2013, 2012 and 2011 and the period ended August 31, 2010, respectively). Absent this subsidy, total return would be lower.

(11)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(12)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(13)	For the Portfolio’s year ended August 31, 2010.

(14)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

14	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2013, the Fund, for federal income tax purposes, had deferred capital losses of $18,775,005 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

15

Eaton Vance

Greater China Growth Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

Additionally, at August 31, 2013, the Fund had a net capital loss of $1,206,711 attributable to security transactions incurred after October 31, 2012 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2014.

As of February 28, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.10% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended February 28, 2014, the investment adviser fee amounted to $761,490 or 1.10% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays BMO Global Asset Management (Asia) Limited (BMO GAM (Asia)) (formerly, Lloyd George Management (Hong Kong) Limited (LGM-HK)) a portion of its adviser fee for sub-advisory services provided to the Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2014, the administration fee amounted to $103,840.

16

Eaton Vance

Greater China Growth Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

BMR and BMO GAM (Asia) have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.95%, 2.65%, 2.65% and 1.65% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after December 31, 2014. Pursuant to this agreement, BMR and BMO GAM (Asia) reimbursed no expenses for the six months ended February 28, 2014. Such reimbursement would be shared equally by BMR and BMO GAM (Asia).

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2014, EVM earned $9,153 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,448 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2014 amounted to $145,352 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2014, the Fund paid or accrued to EVD $39,160 and $86,911 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2014 amounted to $13,053 and $28,971 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended February 28, 2014, the Fund was informed that EVD received approximately $10,000 and $1,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $21,107,192 and $33,910,613, respectively, for the six months ended February 28, 2014.

17

Eaton Vance

Greater China Growth Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	130,266	476,937
Issued to shareholders electing to receive payments of distributions in Fund shares	13,579	27,652
Redemptions	(475,675)	(1,382,238)
Exchange from Class B shares	50,082	76,177

Net decrease	(281,748)	(801,472)

Class B	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	7,909	10,311
Redemptions	(75,982)	(236,946)
Exchange to Class A shares	(51,543)	(78,265)

Net decrease	(119,616)	(304,900)

Class C	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	27,335	127,596
Redemptions	(171,683)	(419,611)

Net decrease	(144,348)	(292,015)

Class I	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	42,612	100,842
Issued to shareholders electing to receive payments of distributions in Fund shares	1,970	3,146
Redemptions	(63,970)	(162,446)

Net decrease	(19,388)	(58,458)

18

Eaton Vance

Greater China Growth Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$95,804,924

Gross unrealized appreciation	$43,691,719
Gross unrealized depreciation	(1,300,162)

Net unrealized appreciation	$42,391,557

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2014.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

The securities markets in the Asian and China regions are impacted by the economies of countries in these regions which differ from the United States economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners. Governmental actions can also have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Eaton Vance

Greater China Growth Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

At February 28, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$6,328,914	$26,469,093		$—	$32,798,007
Consumer Staples	650,018	8,563,320		—	9,213,338
Energy	—	5,074,125		—	5,074,125
Financials	181,162	33,195,583		—	33,376,745
Health Care	1,684,933	4,639,007		—	6,323,940
Industrials	2,048,004	9,579,855		—	11,627,859
Information Technology	1,669,986	32,059,823		—	33,729,809
Materials	—	1,289,362		—	1,289,362
Telecommunication Services	—	1,465,499		—	1,465,499
Utilities	—	2,193,483		—	2,193,483

Total Common Stocks	$12,563,017	$124,529,150	*	$—	$137,092,167
Short-Term Investments	$—	$1,104,314		$—	$1,104,314

Total Investments	$12,563,017	$125,633,464		$—	$138,196,481

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Eaton Vance

Greater China Growth Fund

February 28, 2014

Officers and Trustees

Officers of Eaton Vance Greater China Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Greater China Growth Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

BMO Global Asset Management (Asia) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7705 2.28.14

Eaton Vance

Multi-Cap Growth Fund

Semiannual Report

February 28, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2014

Eaton Vance

Multi-Cap Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	22

Important Notices	23

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/01/1952	08/01/1952	19.17%	30.85%	22.65%	7.77%
Class A with 5.75% Maximum Sales Charge	—	—	12.33	23.30	21.22	7.14
Class B at NAV	09/13/1994	08/01/1952	18.80	29.91	21.74	7.00
Class B with 5% Maximum Sales Charge	—	—	13.80	24.91	21.56	7.00
Class C at NAV	11/07/1994	08/01/1952	18.72	29.82	21.76	6.98
Class C with 1% Maximum Sales Charge	—	—	17.72	28.82	21.76	6.98
Class I at NAV	07/18/2012	08/01/1952	19.31	31.11	22.76	7.81
Russell 3000 Growth Index	—	—	17.95%	29.76%	24.31%	7.88%
S&P 500 Index	—	—	15.07	25.37	22.99	7.16

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.23%	1.98%	1.98%	0.98%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Google, Inc., Class A	5.0%
Apple, Inc.	4.3
Gilead Sciences, Inc.	2.5
Visa, Inc., Class A	2.2
Amazon.com, Inc.	2.1
Biogen Idec, Inc.	2.1
Avago Technologies, Ltd.	2.1
priceline.com, Inc.	2.1
Monsanto Co.	2.0
Facebook, Inc., Class A	2.0
Total	26.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Endnotes and Additional Disclosures

[1]

Russell 3000 Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 – February 28, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,191.70	$6.47	1.19%
Class B	$1,000.00	$1,188.00	$10.52	1.94%
Class C	$1,000.00	$1,187.20	$10.52	1.94%
Class I	$1,000.00	$1,193.10	$5.11	0.94%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.96	1.19%
Class B	$1,000.00	$1,015.20	$9.69	1.94%
Class C	$1,000.00	$1,015.20	$9.69	1.94%
Class I	$1,000.00	$1,020.10	$4.71	0.94%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

4

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value

Aerospace & Defense — 1.7%
Precision Castparts Corp.	10,900	$2,810,892

		$2,810,892

Airlines — 0.9%
Copa Holdings SA, Class A	10,900	$1,476,514

		$1,476,514

Beverages — 2.6%
Anheuser-Busch InBev NV ADR	18,900	$1,977,129
Beam, Inc.	27,400	2,273,104

		$4,250,233

Biotechnology — 6.7%
Biogen Idec, Inc.(1)	10,100	$3,440,868
Celgene Corp.(1)	13,000	2,089,750
Gilead Sciences, Inc.(1)	50,100	4,147,779
Vertex Pharmaceuticals, Inc.(1)	15,500	1,253,330

		$10,931,727

Building Products — 2.5%
Armstrong World Industries, Inc.(1)	27,302	$1,498,607
Fortune Brands Home & Security, Inc.	54,000	2,523,960

		$4,022,567

Capital Markets — 2.4%
Affiliated Managers Group, Inc.(1)	9,300	$1,748,865
Charles Schwab Corp. (The)	84,600	2,242,746

		$3,991,611

Chemicals — 3.9%
Celanese Corp., Series A	24,850	$1,326,741
Monsanto Co.	30,100	3,311,602
Praxair, Inc.	13,300	1,733,921

		$6,372,264

Commercial Banks — 1.9%
First Republic Bank	35,000	$1,818,950
Regions Financial Corp.	118,300	1,258,712

		$3,077,662

Security	Shares	Value

Commercial Services & Supplies — 1.4%
Waste Connections, Inc.	51,799	$2,241,343

		$2,241,343

Communications Equipment — 1.4%
Riverbed Technology, Inc.(1)	102,000	$2,272,560

		$2,272,560

Computers & Peripherals — 5.8%
Apple, Inc.	13,400	$7,051,616
EMC Corp.	89,700	2,365,389

		$9,417,005

Consumer Finance — 0.7%
Discover Financial Services	21,400	$1,227,932

		$1,227,932

Diversified Financial Services — 1.6%
Citigroup, Inc.	55,500	$2,698,965

		$2,698,965

Electrical Equipment — 1.7%
AMETEK, Inc.	51,200	$2,725,888

		$2,725,888

Electronic Equipment, Instruments & Components — 0.9%
InvenSense, Inc.(1)(2)	73,800	$1,487,070

		$1,487,070

Energy Equipment & Services — 1.8%
Frank’s International NV	38,200	$903,048
Schlumberger, Ltd.	22,200	2,064,600

		$2,967,648

Food Products — 3.6%
Hain Celestial Group, Inc. (The)(1)	14,633	$1,306,727
Hershey Co. (The)	22,000	2,328,040
Mondelez International, Inc., Class A	68,200	2,320,846

		$5,955,613

Health Care Equipment & Supplies — 4.5%
Analogic Corp.	15,700	$1,479,882
Cynosure, Inc., Class A(1)	47,200	1,452,816

5	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Globus Medical, Inc., Class A(1)	83,100	$1,966,146
Stryker Corp.	30,500	2,447,320

		$7,346,164

Health Care Providers & Services — 2.2%
Brookdale Senior Living, Inc.(1)	66,800	$2,240,472
MEDNAX, Inc.(1)	22,400	1,362,368

		$3,602,840

Household Durables — 0.8%
Mohawk Industries, Inc.(1)	9,120	$1,290,754

		$1,290,754

Household Products — 0.8%
Colgate-Palmolive Co.	21,000	$1,319,430

		$1,319,430

Internet & Catalog Retail — 6.2%
Amazon.com, Inc.(1)	9,700	$3,512,370
Groupon, Inc.(1)	138,397	1,150,079
Netflix, Inc.(1)	4,600	2,049,898
priceline.com, Inc.(1)	2,500	3,372,100

		$10,084,447

Internet Software & Services — 7.8%
Facebook, Inc., Class A(1)	47,900	$3,279,234
Google, Inc., Class A(1)	6,700	8,144,855
Rackspace Hosting, Inc.(1)	35,000	1,286,950

		$12,711,039

IT Services — 2.2%
Visa, Inc., Class A	15,700	$3,547,258

		$3,547,258

Leisure Equipment & Products — 1.9%
Brunswick Corp.	35,008	$1,568,009
Polaris Industries, Inc.(2)	12,043	1,614,123

		$3,182,132

Machinery — 1.1%
Colfax Corp.(1)	24,300	$1,728,459

		$1,728,459

Security	Shares	Value

Media — 1.6%
Lions Gate Entertainment Corp.(2)	48,700	$1,497,525
Twenty-First Century Fox, Inc., Class B	36,442	1,185,458

		$2,682,983

Oil, Gas & Consumable Fuels — 3.0%
EOG Resources, Inc.	9,591	$1,816,727
Occidental Petroleum Corp.	16,300	1,573,276
Range Resources Corp.	17,900	1,540,295

		$4,930,298

Pharmaceuticals — 2.8%
Perrigo Co. PLC	15,600	$2,565,264
Roche Holding AG ADR	52,800	2,026,464

		$4,591,728

Road & Rail — 2.5%
Avis Budget Group, Inc.(1)	22,007	$1,034,109
J.B. Hunt Transport Services, Inc.	21,200	1,523,644
Kansas City Southern	16,446	1,544,608

		$4,102,361

Semiconductors & Semiconductor Equipment — 4.2%
Avago Technologies, Ltd.	54,800	$3,381,160
Monolithic Power Systems, Inc.(1)	48,300	1,731,072
NXP Semiconductors NV(1)	29,765	1,673,686

		$6,785,918

Software — 6.8%
Adobe Systems, Inc.(1)	37,704	$2,586,872
Guidewire Software, Inc.(1)	44,000	2,358,840
Infoblox, Inc.(1)	43,565	1,005,480
salesforce.com, inc.(1)	49,300	3,074,841
VMware, Inc., Class A(1)(2)	21,400	2,055,470

		$11,081,503

Specialty Retail — 4.4%
DSW, Inc., Class A	51,200	$1,970,176
Lumber Liquidators Holdings, Inc.(1)	10,300	1,104,984
Ross Stores, Inc.	18,732	1,363,689
Tractor Supply Co.	38,600	2,723,616

		$7,162,465

6	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Trading Companies & Distributors — 3.0%
United Rentals, Inc.(1)	28,800	$2,544,192
W.W. Grainger, Inc.	9,300	2,371,686

		$4,915,878

Total Common Stocks (identified cost $109,431,505)		$158,993,151

Short-Term Investments — 6.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.06%(3)(4)	$5,930	$5,930,238
Eaton Vance Cash Reserves Fund, LLC, 0.14%(4)	4,550	4,549,958

Total Short-Term Investments (identified cost $10,480,196)		$10,480,196

Total Investments — 103.7% (identified cost $119,911,701)		$169,473,347

Other Assets, Less Liabilities — (3.7)%		$(6,106,342)

Net Assets — 100.0%		$163,367,005

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at February 28, 2014.

(3)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at February 28, 2014. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2014.

7	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2014
Unaffiliated investments, at value including $5,720,623 of securities on loan (identified cost, $109,431,505)	$158,993,151
Affiliated investments, at value (identified cost, $10,480,196)	10,480,196
Foreign currency, at value (identified cost, $6,320)	5,693
Dividends receivable	75,960
Interest receivable from affiliated investment	492
Receivable for Fund shares sold	47,364
Securities lending income receivable	5,285
Tax reclaims receivable	73,824
Other assets	27,138
Total assets	$169,709,103

Liabilities
Collateral for securities loaned	$5,930,238
Payable for Fund shares redeemed	190,210
Payable to affiliates:
Investment adviser fee	82,691
Distribution and service fees	41,775
Accrued expenses	97,184
Total liabilities	$6,342,098
Net Assets	$163,367,005

Sources of Net Assets
Paid-in capital	$169,401,552
Accumulated net realized loss	(54,714,906)
Accumulated net investment loss	(897,618)
Net unrealized appreciation	49,577,977
Total	$163,367,005

Class A Shares
Net Assets	$117,927,350
Shares Outstanding	10,036,590
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.75
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.47

Class B Shares
Net Assets	$6,398,593
Shares Outstanding	575,500
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.12

Class C Shares
Net Assets	$20,143,142
Shares Outstanding	1,814,362
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$11.10

Class I Shares
Net Assets	$18,897,920
Shares Outstanding	1,601,775
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.80

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2014
Dividends (net of foreign taxes, $3,625)	$529,291
Securities lending income, net	20,402
Interest allocated from affiliated investment	3,001
Expenses allocated from affiliated investment	(330)
Total investment income	$552,364

Expenses
Investment adviser fee	$486,914
Distribution and service fees
Class A	140,039
Class B	30,705
Class C	92,769
Trustees’ fees and expenses	3,630
Custodian fee	32,521
Transfer and dividend disbursing agent fees	111,683
Legal and accounting services	27,798
Printing and postage	20,606
Registration fees	32,231
Miscellaneous	9,102
Total expenses	$987,998

Net investment loss	$(435,634)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$8,186,860
Investment transactions allocated from affiliated investments	24
Written options	34,777
Foreign currency transactions	(27)
Net realized gain	$8,221,634
Change in unrealized appreciation (depreciation) —
Investments	$19,242,443
Written options	(16,729)
Foreign currency	3,323
Net change in unrealized appreciation (depreciation)	$19,229,037

Net realized and unrealized gain	$27,450,671

Net increase in net assets from operations	$27,015,037

9	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
From operations —
Net investment loss	$(435,634)	$(505,348)
Net realized gain from investment transactions, written options and foreign currency transactions	8,221,634	13,568,541
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	19,229,037	5,674,272
Net increase in net assets from operations	$27,015,037	$18,737,465
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,642,371	$5,346,043
Class B	261,088	407,191
Class C	1,445,441	2,078,811
Class I	1,595,613	14,084,383
Cost of shares redeemed
Class A	(11,957,132)	(32,718,988)
Class B	(493,373)	(1,515,892)
Class C	(1,409,904)	(5,505,829)
Class I	(3,862,630)	(1,939,859)
Net asset value of shares exchanged
Class A	330,980	499,033
Class B	(330,980)	(499,033)
Net decrease in net assets from Fund share transactions	$(11,778,526)	$(19,764,140)

Net increase (decrease) in net assets	$15,236,511	$(1,026,675)

Net Assets
At beginning of period	$148,130,494	$149,157,169
At end of period	$163,367,005	$148,130,494

Accumulated net investment loss included in net assets
At end of period	$(897,618)	$(461,984)

10	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Financial Highlights

	Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012		2011		2010		2009
Net asset value — Beginning of period	$9.860		$8.650	$7.540		$6.340		$6.510		$9.550

Income (Loss) From Operations
Net investment loss(1)	$(0.026)		$(0.022)	$(0.038)		$(0.025	)(2)	$(0.019)		$(0.005)
Net realized and unrealized gain (loss)	1.916		1.232	1.148		1.225		(0.051)		(2.953)

Total income (loss) from operations	$1.890		$1.210	$1.110		$1.200		$(0.070)		$(2.958)

Less Distributions
From net investment income	$—		$—	$—		$—		$(0.100)		$(0.008)
From net realized gain	—		—	—		—		—		(0.074)

Total distributions	$—		$—	$—		$—		$(0.100)		$(0.082)

Net asset value — End of period	$11.750		$9.860	$8.650		$7.540		$6.340		$6.510

Total Return(3)	19.17	%(4)	13.99%	14.72%		18.93%		(1.24)%		(30.57)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$117,927		$107,263	$120,539		$123,541		$103,441		$163,479
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.19	%(6)	1.23%	1.31	%(7)(8)	1.24	%(7)	1.27	%(7)	1.42	%(7)
Net investment loss	(0.47	)%(6)	(0.25)%	(0.48)%		(0.32	)%(2)	(0.28)%		(0.10)%
Portfolio Turnover of the Portfolio(9)	—		—	74	%(4)	168	%(10)	211%		274%
Portfolio Turnover of the Fund	16	%(4)	73%	11	%(4)(11)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.41)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)

The administrator of the Fund subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2012). Absent this subsidy, total return would have been lower.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 145% for the year ended August 31, 2011.

(11)	For the period from July 26, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multi-Cap Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 26, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Financial Highlights — continued

	Class B
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012		2011		2010		2009
Net asset value — Beginning of period	$9.360		$8.280	$7.280		$6.160		$6.330		$9.350

Income (Loss) From Operations
Net investment loss(1)	$(0.063)		$(0.086)	$(0.096)		$(0.080	)(2)	$(0.068)		$(0.044)
Net realized and unrealized gain (loss)	1.823		1.166	1.096		1.200		(0.046)		(2.902)

Total income (loss) from operations	$1.760		$1.080	$1.000		$1.120		$(0.114)		$(2.946)

Less Distributions
From net investment income	$—		$—	$—		$—		$(0.056)		$—
From net realized gain	—		—	—		—		—		(0.074)

Total distributions	$—		$—	$—		$—		$(0.056)		$(0.074)

Net asset value — End of period	$11.120		$9.360	$8.280		$7.280		$6.160		$6.330

Total Return(3)	18.80	%(4)	13.04%	13.89%		18.02%		(1.90)%		(31.15)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,399		$5,900	$6,792		$8,409		$6,413		$8,092
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.94	%(6)	1.98%	2.06	%(7)(8)	1.99	%(7)	2.02	%(7)	2.16	%(7)
Net investment loss	(1.22	)%(6)	(1.00)%	(1.25)%		(1.06	)%(2)	(1.01)%		(0.82)%
Portfolio Turnover of the Portfolio(9)	—		—	74	%(4)	168	%(10)	211%		274%
Portfolio Turnover of the Fund	16	%(4)	73%	11	%(4)(11)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.15)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)

The administrator of the Fund subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2012). Absent this subsidy, total return would have been lower.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 145% for the year ended August 31, 2011.

(11)	For the period from July 26, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multi-Cap Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 26, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012		2011		2010		2009
Net asset value — Beginning of period	$9.350		$8.270	$7.260		$6.150		$6.330		$9.340

Income (Loss) From Operations
Net investment loss(1)	$(0.063)		$(0.086)	$(0.095)		$(0.081	)(2)	$(0.067)		$(0.046)
Net realized and unrealized gain (loss)	1.813		1.166	1.105		1.191		(0.055)		(2.890)

Total income (loss) from operations	$1.750		$1.080	$1.010		$1.110		$(0.122)		$(2.936)

Less Distributions
From net investment income	$—		$—	$—		$—		$(0.058)		$—
From net realized gain	—		—	—		—		—		(0.074)

Total distributions	$—		$—	$—		$—		$(0.058)		$(0.074)

Net asset value — End of period	$11.100		$9.350	$8.270		$7.260		$6.150		$6.330

Total Return(3)	18.72	%(4)	13.06%	13.91%		18.05%		(2.03)%		(31.07)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,143		$16,940	$18,352		$19,958		$16,776		$21,742
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.94	%(6)	1.98%	2.06	%(7)(8)	1.99	%(7)	2.02	%(7)	2.17	%(7)
Net investment loss	(1.22	)%(6)	(1.00)%	(1.24)%		(1.07	)%(2)	(1.01)%		(0.86)%
Portfolio Turnover of the Portfolio(9)	—		—	74	%(4)	168	%(10)	211%		274%
Portfolio Turnover of the Fund	16	%(4)	73%	11	%(4)(11)	—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.16)%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)

The administrator of the Fund subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2012). Absent this subsidy, total return would have been lower.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 145% for the year ended August 31, 2011.

(11)	For the period from July 26, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multi-Cap Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 26, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013	Period Ended August 31, 2012(1)
Net asset value — Beginning of period	$9.890		$8.660	$8.300

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.012)		$(0.003)	$0.002
Net realized and unrealized gain	1.922		1.233	0.358

Total income from operations	$1.910		$1.230	$0.360

Net asset value — End of period	$11.800		$9.890	$8.660

Total Return(3)	19.31	%(4)	14.20%	4.34	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,898		$18,028	$3,474
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.94	%(6)	0.98%	1.06	%(6)(7)
Net investment income (loss)	(0.22	)%(6)	(0.03)%	0.22	%(6)
Portfolio Turnover of the Portfolio(8)	—		—	74	%(4)
Portfolio Turnover of the Fund	16	%(4)	73%	11	%(4)(9)

(1)	For the period from the commencement of operations, July 18, 2012, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period since September 1, 2011 while the Fund was investing in the Portfolio.

(9)	For the period from July 26, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multi-Cap Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 26, 2012.

14	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Affiliated Funds. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Fund’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

15

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

At August 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $63,053,555 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on August 31, 2016 ($8,247,849), August 31, 2017 ($34,940,237) and August 31, 2018 ($19,865,469) and its character is short-term. A capital loss carryforward of $14,789,686 included in the amounts above is available to the Fund as a result of a reorganization on November 5, 2010. Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after August 31, 2013.

Additionally, at August 31, 2013, the Fund had a late year ordinary loss of $461,984 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of February 28, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be

16

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

L  Interim Financial Statements — The interim financial statements relating to February 28, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to and including $300 million and 0.50% on average daily net assets over $300 million and is payable monthly. For the six months ended February 28, 2014, the Fund’s investment adviser fee amounted to $486,914 or 0.625% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator to the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2014, EVM earned $14,884 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,920 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2014 amounted to $140,039 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2014, the Fund paid or accrued to EVD $23,029 and $69,577 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2014 amounted to $7,676 and $23,192 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

17

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended February 28, 2014, the Fund was informed that EVD received less than $100 and approximately $4,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $23,720,898 and $38,880,458, respectively, for the six months ended February 28, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	238,337	588,603
Redemptions	(1,112,953)	(3,690,929)
Exchange from Class B shares	29,729	54,890

Net decrease	(844,887)	(3,047,436)

Class B	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	25,159	44,518
Redemptions	(48,445)	(176,947)
Exchange to Class A shares	(31,364)	(57,570)

Net decrease	(54,650)	(189,999)

Class C	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	139,129	237,455
Redemptions	(136,726)	(644,836)

Net increase (decrease)	2,403	(407,381)

18

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	143,751	1,632,964
Redemptions	(365,770)	(210,327)

Net increase (decrease)	(222,019)	1,422,637

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$119,794,686

Gross unrealized appreciation	$50,481,567
Gross unrealized depreciation	(802,906)

Net unrealized appreciation	$49,678,661

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At February 28, 2014, there were no obligations outstanding under these financial instruments.

Written options activity for the six months ended February 28, 2014 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	1,164	$115,487
Options written	1,473	134,775
Options terminated in closing purchase transactions	(888)	(71,416)
Options exercised	(800)	(99,046)
Options expired	(949)	(79,800)

Outstanding, end of period	—	$—

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended February 28, 2014, the Fund entered into option transactions on individual securities that it holds to generate premium income. The Fund also entered into a combination of option transactions on an individual security to seek return and/or seek to reduce the Fund’s exposure to a decline in the stock price.

19

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 28, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(72,395)	$—
Written options	34,777	(16,729)

Total	$(37,618)	$(16,729)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding during the six months ended February 28, 2014, which is indicative of the volume of this derivative type, was 60 contracts.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2014.

11  Securities Lending Agreement

The Fund has established a securities lending agreement with SSBT as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in Cash Collateral Fund. The Fund earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Fund from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended February 28, 2014 amounted to $1,120.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At February 28, 2014, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $5,720,623 and $5,930,238, respectively. The carrying amount of the liability for collateral for securities loaned at February 28, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at February 28, 2014.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

At February 28, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$158,993,151	*	$—	$—	$158,993,151
Short-Term Investments	—		10,480,196	—	10,480,196

Total Investments	$158,993,151		$10,480,196	$—	$169,473,347

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

21

Eaton Vance

Multi-Cap Growth Fund

February 28, 2014

Officers and Trustees

Officers of Eaton Vance Multi-Cap Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Multi-Cap Growth Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7711    2.28.14

Parametric Balanced Risk Fund

Semiannual Report

February 28, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report February 28, 2014

Parametric Balanced Risk Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Parametric Balanced Risk Fund

February 28, 2014

Performance1,2

Portfolio Managers Jack Hansen, CFA and Thomas B. Lee, CFA, each of Parametric Portfolio Associates LLC

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	09/25/2013	09/25/2013	—	—	—	2.57%
Institutional Class at NAV	09/25/2013	09/25/2013	—	—	—	2.63
Barclays U.S. Aggregate Bond Index	—	—	2.84%	0.15%	5.12%	1.81%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class I
Gross					1.39%	1.14%
Net					1.33	1.08

Fund Profile

Asset Allocation (% of net assets)4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Parametric Balanced Risk Fund

February 28, 2014

Endnotes and Additional Disclosures

[1]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/14. Without the reimbursement, performance would have been lower.

[4]	Other net assets represents other assets less liabilities and includes investment types, if any, each less than 1% of net assets.

Fund profile subject to change due to active management.

3

Parametric Balanced Risk Fund

February 28, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 25, 2013 – February 28, 2014). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2013 – February 28, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/25/13)	Ending Account Value (2/28/14)	Expenses Paid During Period (9/25/13 – 2/28/14)		Annualized Expense Ratio

Actual*
Investor Class	$1,000.00	$1,025.70	$5.45	***	1.25%
Institutional Class	$1,000.00	$1,026.30	$4.36	***	1.00%

*	The Fund had not commenced operations on September 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated class, multiplied by the average account value over the period, multiplied by 157/365 (to reflect the period from commencement of operations on September 25, 2013 to February 28, 2014). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on September 25, 2013.

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period (9/1/13 – 2/28/14)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Investor Class	$1,000.00	$1,018.60	$6.26	***	1.25%
Institutional Class	$1,000.00	$1,019.80	$5.01	***	1.00%

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on September 25, 2013.

***	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Portfolio of Investments (Unaudited)

U.S. Treasury Obligations — 24.6%

Security	Principal Amount (000’s omitted)		Value

U.S. Treasury Inflation-Protected Bond:
3.875%, 4/15/29(1)	$	177	$252,599
U.S. Treasury Inflation-Protected Notes:
0.125%, 7/15/22(1)		1,115	1,105,269
1.375%, 1/15/20(1)		582	638,105
1.625%, 1/15/18(1)		799	878,697
2.00%, 1/15/16(1)		744	795,241
2.00%, 1/15/26(1)		745	857,608
2.125%, 2/15/41(1)		458	548,528

Total U.S. Treasury Obligations (identified cost $5,042,944)			$5,076,047

Foreign Government Bonds — 21.0%

Security	Principal Amount (000’s omitted)		Value

France — 6.0%
Government of France, 1.00%, 7/25/17(2)	EUR	128	$186,275
Government of France, 1.10%, 7/25/22	EUR	157	230,400
Government of France, 1.60%, 7/25/15	EUR	151	215,280
Government of France, 1.80%, 7/25/40	EUR	46	74,601
Government of France, 1.85%, 7/25/27	EUR	55	85,188
Government of France, 2.25%, 7/25/20	EUR	152	238,651
Government of France, 3.40%, 7/25/29	EUR	106	201,555

			$1,231,950

Germany — 1.8%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23(2)	EUR	52	$71,112
Deutsche Bundesrepublik Inflation Linked Bond, 0.75%, 4/15/18(2)	EUR	48	69,007
Deutsche Bundesrepublik Inflation Linked Bond, 1.50%, 4/15/16(2)	EUR	78	112,254
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20(2)	EUR	75	114,883

			$367,256

United Kingdom — 13.2%
United Kingdom Gilt Inflation Linked Bond, 0.125%, 3/22/24(2)(3)	GBP	244	$418,936
United Kingdom Gilt Inflation Linked Bond, 0.125%, 3/22/29(2)(3)	GBP	210	355,111

Security	Principal Amount (000’s omitted)		Value

United Kingdom (continued)
United Kingdom Gilt Inflation Linked Bond, 1.125%, 11/22/37(2)(3)	GBP	294	$617,198
United Kingdom Gilt Inflation Linked Bond, 1.25%, 11/22/17(2)(3)	GBP	68	125,010
United Kingdom Gilt Inflation Linked Bond, 1.25%, 11/22/55(2)(3)	GBP	266	675,010
United Kingdom Gilt Inflation Linked Bond, 1.875%, 11/22/22(2)(3)	GBP	86	174,354
United Kingdom Gilt Inflation Linked Bond, 2.50%, 7/26/16(2)(3)	GBP	34	193,462
United Kingdom Gilt Inflation Linked Bond, 2.50%, 4/16/20(2)(3)	GBP	29	175,832

			$2,734,913

Total Foreign Government Bonds (identified cost $4,155,020)			$4,334,119

Exchange-Traded Funds(4) — 19.1%

Security		Shares	Value

Real Estate Investment Trusts (REITs) — 13.7%
Vanguard Global ex-U.S. Real Estate ETF		18,600	$997,518
Vanguard REIT ETF		25,700	1,818,275

			$2,815,793

Sovereign — 5.4%
PowerShares Emerging Markets Sovereign Debt Portfolio		40,750	$1,122,663

			$1,122,663

Total Exchange-Traded Funds (identified cost $3,885,892)			$3,938,456

Exchange-Traded Notes — 1.2%

Security		Units	Value
iPath Dow Jones-UBS Commodity Index Total Return ETN (Barclays Bank PLC), 0.00%, 6/12/36(5)		6,425	$252,695

Total Exchange-Traded Notes (identified cost $240,486)			$252,695

5	See Notes to Consolidated Financial Statements.

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Portfolio of Investments (Unaudited) — continued

Investment Trusts — 1.7%

Security	Shares	Value

iShares Gold Trust(6)	20,850	$267,923
iShares Silver Trust(6)	4,300	87,505

Total Investment Trusts (identified cost $348,435)		$355,428

Short-Term Investments — 24.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)	$5,063	$5,063,047

Total Short-Term Investments (identified cost $5,063,047)		$5,063,047

Total Investments — 92.1% (identified cost $18,735,824)		$19,019,792

Call Options Written — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 E-Mini Index	8	$1,825	3/7/14	$(14,450)
S&P 500 E-Mini Index	8	1,875	3/14/14	(3,200)
S&P 500 E-Mini Index	7	1,875	3/21/14	(4,069)
S&P 500 E-Mini Index	7	1,890	3/28/14	(2,406)

Total Call Options Written (premiums received $10,621)				$(24,125)

Other Assets, Less Liabilities — 8.0%				$1,641,544

Net Assets — 100.0%				$20,637,211

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

EUR	–	Euro
GBP	–	British Pound Sterling

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At February 28, 2014, the aggregate value of these securities is $2,734,913 or 13.3% of the Fund’s net assets.

(4)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940 in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(5)

Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(6)	Non-income producing security.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2014.

6	See Notes to Consolidated Financial Statements.

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2014
Unaffiliated investments, at value (identified cost, $13,672,777)	$13,956,745
Affiliated investment, at value (identified cost, $5,063,047)	5,063,047
Cash	300,000
Restricted cash*	1,083,000
Foreign currency, at value (identified cost, $12,369)	12,614
Interest receivable	31,113
Interest receivable from affiliated investment	585
Receivable for investments sold	138,171
Receivable for open swap contracts	127,189
Receivable for closed swap contracts	287,756
Receivable from affiliates	22,816
Total assets	$21,023,036

Liabilities
Written options outstanding, at value (premiums received, $10,621)	$24,125
Payable for investments purchased	192,239
Payable for variation margin on open financial futures contracts	4,586
Payable for open forward foreign currency exchange contracts	68,062
Payable for open swap contracts	1,120
Payable for variation margin on open centrally cleared swap contracts	7,016
Payable to affiliates:
Investment adviser fee	11,641
Distribution and service fees	13
Accrued expenses	77,023
Total liabilities	$385,825
Net Assets	$20,637,211

Sources of Net Assets
Paid-in capital	$20,155,320
Accumulated net realized gain	4,157
Accumulated undistributed net investment income	17,286
Net unrealized appreciation	460,448
Total	$20,637,211

Investor Class Shares
Net Assets	$68,346
Shares Outstanding	6,677
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.24

Institutional Class Shares
Net Assets	$20,568,865
Shares Outstanding	2,008,895
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.24

*	Represents restricted cash on deposit at the broker or custodian for open derivative contracts.

7	See Notes to Consolidated Financial Statements.

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Statement of Operations (Unaudited)

Investment Income	Period Ended February 28, 2014(1)
Dividends	$74,010
Interest	32,704
Interest allocated from affiliated investment	3,280
Expenses allocated from affiliated investment	(350)
Total investment income	$109,644

Expenses
Investment adviser and administration fee	$64,133
Distribution and service fees
Investor Class	57
Trustees’ fees and expenses	665
Custodian fee	33,292
Transfer and dividend disbursing agent fees	103
Legal and accounting services	61,592
Printing and postage	2,978
Registration fees	17,061
Miscellaneous	4,815
Total expenses	$184,696
Deduct —
Allocation of expenses to affiliates	$99,349
Reduction of custodian fee	5
Total expense reductions	$99,354

Net expenses	$85,342

Net investment income	$24,302

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$9,023
Investment transactions allocated from affiliated investment	36
Written options	44,572
Financial futures contracts	(100,150)
Swap contracts	160,924
Foreign currency and forward foreign currency exchange contract transactions	(73,875)
Net realized gain	$40,530
Change in unrealized appreciation (depreciation) —
Investments	$283,968
Written options	(13,504)
Financial futures contracts	61,766
Swap contracts	195,602
Foreign currency and forward foreign currency exchange contracts	(67,384)
Net change in unrealized appreciation (depreciation)	$460,448

Net realized and unrealized gain	$500,978

Net increase in net assets from operations	$525,280

(1)	For the period from the start of business, September 25, 2013, to February 28, 2014.

8	See Notes to Consolidated Financial Statements.

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended February 28, 2014 (Unaudited) (1)
From operations —
Net investment income	$24,302
Net realized gain from investment transactions, written options, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	40,530
Net change in unrealized appreciation (depreciation) from investments, written options, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	460,448
Net increase in net assets from operations	$525,280
Distributions to shareholders —
From net investment income
Institutional Class	$(7,016)
From net realized gain
Investor Class	(92)
Institutional Class	(36,281)
Total distributions to shareholders	$(43,389)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$76,849
Institutional Class	20,044,400
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	92
Institutional Class	43,297
Cost of shares redeemed
Investor Class	(9,318)
Net increase in net assets from Fund share transactions	$20,155,320

Net increase in net assets	$20,637,211

Net Assets
At beginning of period	$—
At end of period	$20,637,211

Accumulated undistributed net investment income included in net assets
At end of period	$17,286

(1)	For the period from the start of business, September 25, 2013, to February 28, 2014.

9	See Notes to Consolidated Financial Statements.

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Financial Highlights

	Investor Class
	Period Ended February 28, 2014 (Unaudited) (1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.006
Net realized and unrealized gain	0.252

Total income from operations	$0.258

Less Distributions
From net realized gain	$(0.018)

Total distributions	$(0.018)

Net asset value — End of period	$10.240

Total Return(3)	2.57	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.25	%(7)
Net investment income	0.15	%(7)
Portfolio Turnover	13	%(4)

(1)	For the period from the start of business, September 25, 2013, to February 28, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 1.16% of average daily net assets for the period ended February 28, 2014). Absent this subsidy, total return would have been lower.

(7)	Annualized.

10	See Notes to Consolidated Financial Statements.

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Financial Highlights — continued

	Institutional Class
	Period Ended February 28, 2014 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.012
Net realized and unrealized gain	0.250

Total income from operations	$0.262

Less Distributions
From net investment income	$(0.004)
From net realized gain	(0.018)

Total distributions	$(0.022)

Net asset value — End of period	$10.240

Total Return(3)	2.63	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,569
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.00	%(7)
Net investment income	0.28	%(7)
Portfolio Turnover	13	%(4)

(1)	For the period from the start of business, September 25, 2013, to February 28, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 1.16% of average daily net assets for the period ended February 28, 2014). Absent this subsidy, total return would have been lower.

(7)	Annualized.

11	See Notes to Consolidated Financial Statements.

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Balanced Risk Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on September 25, 2013. The Fund’s investment objective is total return. The Fund offers two classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PBR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at February 28, 2014 were $1,686,690 or 8.2% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer,

12

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note since its acquisition. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

At February 28, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

13

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

K  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

O  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to February 28, 2014 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution (normally in December) of all or substantially all of the net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and Subsidiary. Pursuant to the investment advisory and administrative agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.75% of the Fund’s consolidated average daily net assets up to $500 million and at reduced rates on consolidated net assets of $500 million and over, and is payable monthly. For the period ended February 28, 2014, the investment adviser and administration fee amounted to $64,133 or 0.75% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC

14

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

(Parametric), a majority owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. EVM and Parametric have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25% and 1.00% of the Fund’s consolidated average daily net assets of Investor Class and Institutional Class, respectively. This agreement may be changed or terminated at any time after December 31, 2014. Pursuant to this agreement, EVM and Parametric were allocated $99,349 in total of the Fund’s operating expenses for the period ended February 28, 2014. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended February 28, 2014, EVM earned $18 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended February 28, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended February 28, 2014 amounted to $57 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the period ended February 28, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$8,734,707	$135,996
U.S. Government and Agency Securities	6,613,214	1,533,739

	$15,347,921	$1,669,735

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Period Ended February 28, 2014 (Unaudited)(1)

Sales	7,617
Issued to shareholders electing to receive payments of distributions in Fund shares	9
Redemptions	(949)

Net increase	6,677

15

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

Institutional Class	Period Ended February 28, 2014 (Unaudited)(1)

Sales	2,004,473
Issued to shareholders electing to receive payments of distributions in Fund shares	4,422

Net increase	2,008,895

(1)	For the period from the start of business, September 25, 2013, to February 28, 2014.

At February 28, 2014, EVM owned 99.5% of the value of the outstanding shares of the Fund.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,733,703

Gross unrealized appreciation	$339,106
Gross unrealized depreciation	(53,017)

Net unrealized appreciation	$286,089

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts, swap contracts and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at February 28, 2014 is included in the Consolidated Portfolio of Investments.

A summary of obligations under these financial instruments at February 28, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Depreciation

3/19/14	British Pound Sterling 1,624,950	United States Dollar 2,656,000	Bank of America	$—	$(64,755)	$(64,755)
3/19/14	Euro 1,177,515	United States Dollar 1,622,000	Bank of America	—	(3,307)	(3,307)

				$—	$(68,062)	$(68,062)

16

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

3/14	7 Australia 10-Year Treasury Bond	Long	$709,674	$729,027	$19,353
3/14	2 CAC 40 Index	Long	119,561	121,604	2,043
3/14	1 DAX 30 Index	Long	314,450	333,653	19,203
3/14	5 E-Mini MSCI Emerging Markets Index	Long	248,250	239,300	(8,950)
3/14	2 FTSE 100 Index	Long	214,518	226,918	12,400
3/14	2 Mini-Russell 2000 Index	Long	220,480	236,380	15,900
3/14	1 SPI 200 Index	Long	112,503	120,378	7,875
3/14	17 S&P 500 E-Mini Index	Long	1,568,563	1,578,961	10,398
3/14	1 S&P MidCap 400 E-Mini Index	Long	128,562	137,420	8,858
3/14	1 S&P/TSX 60 Index	Long	135,630	146,735	11,105
3/14	2 TOPIX Index	Long	246,674	237,988	(8,686)
3/14	2 U.S. 2-Year Deliverable Interest Rate Swap	Short	(201,031)	(201,078)	(47)
3/14	1 U.S. 5-Year Deliverable Interest Rate Swap	Short	(101,141)	(101,782)	(641)
3/14	1 U.S. 10-Year Deliverable Interest Rate Swap	Short	(101,742)	(104,187)	(2,445)
6/14	14 CBOE Volatility Index	Long	254,500	238,000	(16,500)
7/14	21 CBOE Volatility Index	Long	371,950	367,500	(4,450)

8/14	21 CBOE Volatility Index	Long	382,200	375,900	(6,300)
9/14	8 CBOE Volatility Index	Long	143,750	146,400	2,650

					$61,766

CAC 40 Index:  Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

CBOE Volatility Index:  Measures the market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

DAX 30 Index:  Blue chip stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange.

MSCI Emerging Markets Index:  Market capitalization-float-adjusted index of 21 emerging indices.

FTSE 100 Index:  Market capitalization-weighted stock index of 100 largest, blue-chip companies listed on the London Stock Exchange.

S&P/TSX 60 Index:  Market capitalization-weighted stock index of 60 largest, blue-chip companies listed on the Toronto Stock Exchange.

17

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

SPI 200 Index:  Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

CME Group, Inc.	CAD 793	Pays	6-month CAD LIBOR-BBA	3.06%	9/25/23	$26,570
CME Group, Inc.	EUR 588	Pays	6-month EUR LIBOR-BBA	2.12	9/26/23	29,870
CME Group, Inc.	JPY 78,214	Pays	6-month JPY LIBOR-BBA	0.84	9/27/23	8,999
CME Group, Inc.	GBP 495	Pays	6-month GBP LIBOR-BBA	2.70	9/30/23	4,094

						$69,533

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pounds
JPY	–	Japanese Yen

Total Return Swaps
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Bank of America	$1,972,286	Pays	Excess Return on iBoxx $ Liquid High Yield Index	Receives	3-Month USD-LIBOR-BBA	4/1/14	$42,714
Deutsche Bank	3,290,000	Receives	Excess Return on iBoxx $ Liquid Investment Grade Index	Pays	3-Month USD-LIBOR-BBA	3/24/14	84,475
Merrill Lynch International	241,650	Receives	Excess Return on Merrill Lynch MLCX 04 Silver Excess Return Index	Pays	0.24%	4/2/14	(35)
Merrill Lynch International	1,827,016	Receives	Excess Return on Merrill Lynch MLCX 04 Gold Excess Return Index	Pays	0.24	4/2/14	(286)
Merrill Lynch International	3,028,679	Receives	Excess Return on Merrill Lynch Commodity Index eXtra PBRC Index	Pays	0.40	4/2/14	(799)

							$126,069

Written options activity for the period from the start of business, September 25, 2013, to February 28, 2014 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	—	$—
Options written	194	69,556
Options terminated in closing purchase transactions	(47)	(20,403)
Options expired	(117)	(38,532)

Outstanding, end of period	30	$10,621

18

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

At February 28, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Commodity Risk:  The Fund invests in commodities-linked derivative investments, including total return swaps based on a commodity index and commodity exchange-traded notes that provide exposure to the investment returns of certain commodities markets, without investing directly in physical commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Interest Rate Risk:  The Fund utilizes various interest rate derivatives including futures contracts, interest rate swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of the Fund.

Equity Price Risk:  The Fund enters into equity index futures and equity index options contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

The Fund enters into swap contracts (other than centrally cleared swaps) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At February 28, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $69,182.

The over the counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund (and Subsidiary) and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Consolidated Portfolio of Investments.

19

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at February 28, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate	Total

Net unrealized appreciation*	$—	$90,432	$—	$88,886	$179,318
Receivable for open swap contracts	—	—	—	127,189	127,189

Total Asset Derivatives	$—	$90,432	$—	$216,075	$306,507

Derivatives not subject to master netting or similar agreements	$—	$90,432	$—	$88,886	$179,318

Total Asset Derivatives subject to master netting or similar agreements	$—	$—	$—	$127,189	$127,189

Written options outstanding, at value	$—	$(24,125)	$—	$—	$(24,125)
Net unrealized appreciation*	—	(44,886)	—	(3,133)	(48,019)
Payable for open forward foreign currency exchange contracts	—	—	(68,062)	—	(68,062)
Payable for open swap contracts	(1,120)	—	—	—	(1,120)

Total Liability Derivatives	$(1,120)	$(69,011)	$(68,062)	$(3,133)	$(141,326)

Derivatives not subject to master netting or similar agreements	$—	$(69,011)	$—	$(3,133)	$(72,144)

Total Liability Derivatives subject to master netting or similar agreements	$(1,120)	$—	$(68,062)	$—	$(69,182)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts table and Centrally Cleared Swaps table above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

During the current reporting period, the Fund adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund (and Subsidiary) for assets and pledged by the Fund (and Subsidiary) for liabilities as of February 28, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivatives Assets(b)

Bank of America	$42,714	$(42,714)	$—	$—	$—
Deutsche Bank	84,475	—	—	—	84,475

	$127,189	$(42,714)	$—	$—	$84,475

20

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities (c)

Bank of America	$(68,062)	$42,714	$—	$—	$(25,348)
Merrill Lynch International	(1,120)	—	—	—	(1,120)

	$(69,182)	$42,714	$—	$—	$(26,468)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the period ended February 28, 2014 was as follows:

Consolidated Statement of Operations Caption	Commodity	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) — Written options	$—	$44,572	$—	$—
Financial futures contracts	—	(99,312)	—	(838)
Swap contracts	91,596	—	—	69,328

Foreign currency and forward foreign currency exchange contract transactions	—	—	(74,402)	—

Total	$91,596	$(54,740)	$(74,402)	$68,490

Change in unrealized appreciation (depreciation) — Written options	$—	$(13,504)	$—	$—
Financial futures contracts	—	45,546	—	16,220
Swap contracts	(1,120)	—	—	196,722

Foreign currency and forward foreign currency exchange contracts	—	—	(68,062)	—

Total	$(1,120)	$32,042	$(68,062)	$212,942

The average notional amounts of futures contracts, swap contracts and forward foreign currency exchange contracts outstanding during the period ended February 28, 2014, which are indicative of the volume of these derivative types, were approximately $5,521,000, $13,306,000 and $4,211,000, respectively.

9  Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

21

Parametric Balanced Risk Fund

February 28, 2014

Consolidated Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$—	$5,076,047	$—	$5,076,047
Foreign Government Bonds	—	4,334,119	—	4,334,119
Exchange-Traded Funds	3,938,456	—	—	3,938,456
Exchange-Traded Notes	252,695	—	—	252,695
Investment Trusts	355,428	—	—	355,428
Short-Term Investments	—	5,063,047	—	5,063,047

Total Investments	$4,546,579	$14,473,213	$—	$19,019,792

Futures Contracts	$109,785	$—	$—	$109,785
Swaps	—	196,722	—	196,722

Total	$4,656,364	$14,669,935	$—	$19,326,299

Liability Description

Call Options Written	$(24,125)	$—	$—	$(24,125)
Forward Foreign Currency Exchange Contracts	—	(68,062)	—	(68,062)
Futures Contracts	(48,019)	—	—	(48,019)
Swaps	—	(1,120)	—	(1,120)

Total	$(72,144)	$(69,182)	$—	$(141,326)

22

Parametric Balanced Risk Fund

February 28, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on August 12, 2013, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Parametric Balanced Risk Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management. The Board reviewed information furnished for the August 12, 2013 meeting as well as information previously furnished throughout the year at the meetings of the Board and its committees, including, with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•

Comparative information concerning the fees charged and the services provided by the Adviser and Sub-adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and the Fund’s policies with respect to “soft dollar” arrangements;

•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the Adviser and Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, including the Sub-adviser, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s and the Sub-adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including the Sub-adviser, on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator) and the Sub-adviser; and

•	The terms of the investment advisory and administrative agreement and sub-advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and Sub-adviser, including their fee structures, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and sub-advisory agreement for the Fund.

23

Parametric Balanced Risk Fund

February 28, 2014

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund and, with respect to the Adviser, whose responsibilities may include supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. In particular, the Board noted the Sub-adviser’s experience in utilizing a variety of instruments to gain exposure to target asset classes, including, but not limited to (i) swap futures, (ii) equity index futures and options, (iii) sovereign government fixed income securities, (iv) exchange traded funds (“ETFs”) and options on ETFs, (v) over-the-counter total return and commodity swaps, (vi) repurchase agreements, and (vii) reverse purchase agreements, which may create economic leverage in the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and sub-advisory agreement.

Fund Performance

Because the Fund had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory and administrative services and sub-advisory fees (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period. The Board noted that the Portfolio intends to establish a wholly-owned subsidiary for the purpose of investing in commodity-related investments, as well as in securities and other instruments in which the Portfolio is permitted to invest.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the sub-adviser, are reasonable.

24

Parametric Balanced Risk Fund

February 28, 2014

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

25

Parametric Balanced Risk Fund

February 28, 2014

Officers and Trustees

Officers of Parametric Balanced Risk Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Balanced Risk Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14521 2.28.14

Eaton Vance

Richard Bernstein All Asset

Strategy Fund

Semiannual Report

February 28, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operations of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2014

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	25

Important Notices	26

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Performance1,2

Portfolio Manager Richard Bernstein of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	09/30/2011	09/30/2011	10.60%	11.94%	—	11.65%
Class A with 5.75% Maximum Sales Charge	—	—	4.22	5.50	—	8.95
Class C at NAV	09/30/2011	09/30/2011	10.26	11.14	—	10.82
Class C with 1% Maximum Sales Charge	—	—	9.26	10.14	—	10.82
Class I at NAV	09/30/2011	09/30/2011	10.78	12.23	—	11.93
Barclays U.S. Aggregate Bond Index	—	—	2.84%	0.15%	5.12%	2.17%
MSCI All Country World Index	—	—	13.57	18.16	19.57	19.51

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.57%	2.32%	1.32%
Net				1.47	2.22	1.22

Fund Profile

Country Allocation (% of net assets)4

Asset Allocation (% of net assets)4

Top 10 Holdings (% of net assets)5

Market Vectors High-Yield Municipal Index ETF	13.7%
U.S. Treasury Note, 2.625%, 8/15/20	1.3
U.S. Treasury Note, 0.75%, 10/31/17	1.0
Apple, Inc.	0.9
U.S. Treasury Note, 3.125%, 4/30/17	0.9
Exxon Mobil Corp.	0.8
U.S. Treasury Note, 0.75%, 12/31/17	0.8
Microsoft Corp.	0.7
U.S. Treasury Note, 1.00%, 8/31/19	0.7
U.S. Treasury Note, 1.375%, 7/31/18	0.6
Total	21.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Endnotes and Additional Disclosures

[1]

Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total

Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/14. Without the reimbursement, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 – February 28, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,106.00	$7.10	1.36%
Class C	$1,000.00	$1,102.60	$10.95	2.10%
Class I	$1,000.00	$1,107.80	$5.80	1.11%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$6.81	1.36%
Class C	$1,000.00	$1,014.40	$10.49	2.10%
Class I	$1,000.00	$1,019.30	$5.56	1.11%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013. The expense ratios do not reflect the expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 62.3%

Security	Shares	Value

Aerospace & Defense — 0.7%
Honeywell International, Inc.	4,164	$393,248
Meggitt PLC	58,943	496,534
Precision Castparts Corp.	1,251	322,608
United Technologies Corp.	6,982	817,034

		$2,029,424

Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	9,344	$894,875

		$894,875

Auto Components — 0.9%
Bridgestone Corp.	14,800	$535,270
Compagnie Generale des Etablissements Michelin, Class B	1,600	194,497
Delphi Automotive PLC	5,997	399,220
Leoni AG	9,953	752,555
Valeo SA	5,052	706,687

		$2,588,229

Automobiles — 1.4%
Bayerische Motoren Werke AG	4,959	$575,380
Honda Motor Co., Ltd.	12,300	442,715
Mitsubishi Motors Corp.(1)	43,000	477,268
Nissan Motor Co., Ltd.	78,300	698,877
Peugeot SA(1)	42,602	750,401
Toyota Motor Corp.	18,100	1,041,711

		$3,986,352

Beverages — 1.2%
Asahi Group Holdings, Ltd.	15,500	$435,806
Belvedere SA(1)	34,777	434,505
Coca-Cola Co. (The)	22,149	846,092
Diageo PLC	12,263	385,083
Kirin Holdings Co., Ltd.	30,000	409,505
PepsiCo, Inc.	11,477	918,964

		$3,429,955

Biotechnology — 1.1%
Actelion, Ltd.(1)	4,075	$431,783
Alexion Pharmaceuticals, Inc.(1)	850	150,280
Amgen, Inc.	5,991	743,004
Biogen Idec, Inc.(1)	1,795	611,521
Celgene Corp.(1)	1,002	161,071

Security	Shares	Value

Biotechnology (continued)
Gilead Sciences, Inc.(1)	5,722	$473,724
Grifols SA	6,848	390,226

		$2,961,609

Building Products — 0.1%
Allegion PLC(1)	1,645	$89,406
Daikin Industries, Ltd.	3,900	224,706

		$314,112

Capital Markets — 1.5%
Bank of New York Mellon Corp. (The)	7,536	$241,152
BlackRock, Inc.	909	277,100
Credit Suisse Group AG(1)	6,257	196,460
Franklin Resources, Inc.	4,635	246,814
FXCM, Inc., Class A	49,001	825,667
Goldman Sachs Group, Inc. (The)	373	62,086
Greenhill & Co., Inc.	6,250	332,938
Invesco, Ltd.	7,448	255,466
Mediobanca SpA(1)	60,699	603,810
Morgan Stanley	2,374	73,119
Northern Trust Corp.	4,273	264,285
Schroders PLC	10,806	490,297
State Street Corp.	943	61,927
T. Rowe Price Group, Inc.	3,137	254,630

		$4,185,751

Chemicals — 1.1%
CF Industries Holdings, Inc.	217	$54,445
Ecolab, Inc.	3,837	413,437
Frutarom Industries, Ltd.	18,606	475,699
Johnson Matthey PLC	5,170	282,299
LyondellBasell Industries NV, Class A	3,369	296,741
Monsanto Co.	3,331	366,477
Sherwin-Williams Co. (The)	1,414	283,479
Symrise AG	4,593	225,303
Victrex PLC	22,250	711,910

		$3,109,790

Commercial Banks — 3.9%
1st Source Corp.	7,950	$248,040
Banco Bilbao Vizcaya Argentaria SA	28,423	351,152
Bank of Nova Scotia (The)	2,814	160,916
Bank of the Ozarks, Inc.	7,613	482,816
Bryn Mawr Bank Corp.	1,186	33,789

5	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Banks (continued)
Chemical Financial Corp.	476	$14,037
City Holding Co.	2,957	130,936
Columbia Banking System, Inc.	10,806	283,333
Commonwealth Bank of Australia	5,474	365,612
Community Bank System, Inc.	7,561	275,447
First Commonwealth Financial Corp.	3,968	33,807
First Financial Bancorp	19,318	329,179
First Financial Bankshares, Inc.	6,561	396,809
First Financial Corp.	894	30,745
First Merchants Corp.	1,870	40,055
German American Bancorp, Inc.	1,214	35,109
Glacier Bancorp, Inc.	31,829	883,255
HSBC Holdings PLC	102,750	1,084,425
Jyske Bank A/S(1)	7,269	436,749
Lakeland Financial Corp.	1,065	40,470
MB Financial, Inc.	2,618	79,928
Nordea Bank AB	15,825	226,335
PacWest Bancorp	9,007	390,904
Peoples Bancorp, Inc.	1,268	31,028
PNC Financial Services Group, Inc. (The)	3,407	278,624
PrivateBancorp, Inc.	1,043	30,101
Societe Generale SA	3,707	245,983
Standard Chartered PLC	16,292	344,875
Sumitomo Mitsui Financial Group, Inc.	8,900	399,593
Svenska Handelsbanken AB, Class A	4,294	224,076
S.Y. Bancorp, Inc.	1,185	35,360
Texas Capital Bancshares, Inc.(1)	7,011	441,342
U.S. Bancorp	6,844	281,562
UMB Financial Corp.	5,075	316,376
Umpqua Holdings Corp.	23,566	418,768
United Bankshares, Inc.	11,701	344,360
United Overseas Bank, Ltd.	6,000	97,725
Wells Fargo & Co.	22,529	1,045,796

		$10,889,417

Commercial Services & Supplies — 1.0%
ADT Corp. (The)	684	$21,006
Aggreko PLC	25,144	656,342
Ceco Environmental Corp.	27,743	448,049
Covanta Holding Corp.	27,896	502,128
De La Rue PLC	35,109	480,529
Heritage-Crystal Clean, Inc.(1)	1,713	31,005
Tetra Tech, Inc.(1)	18,942	547,045
US Ecology, Inc.	1,148	41,248
Waste Connections, Inc.	507	21,938

		$2,749,290

Security	Shares	Value

Communications Equipment — 0.4%
Cisco Systems, Inc.	19,142	$417,296
Motorola Solutions, Inc.	5,039	333,582
QUALCOMM, Inc.	4,877	367,189

		$1,118,067

Computers & Peripherals — 1.2%
Apple, Inc.	4,868	$2,561,737
EMC Corp.	5,357	141,264
Wincor Nixdorf AG	8,807	705,094

		$3,408,095

Construction & Engineering — 2.4%
Ameresco, Inc., Class A(1)	35,161	$360,752
Argan, Inc.	1,382	39,511
Comfort Systems USA, Inc.	2,286	37,559
Dycom Industries, Inc.(1)	3,605	104,148
EMCOR Group, Inc.	13,022	609,169
FLSmidth & Co. A/S	10,090	529,373
Fomento de Construcciones y Contratas SA(1)	28,062	637,710
Granite Construction, Inc.	13,231	486,372
Layne Christensen Co.(1)	1,159	20,584
MasTec, Inc.(1)	11,104	454,598
MYR Group, Inc.(1)	1,210	28,157
NCC AB, Class B	20,738	721,587
Northwest Pipe Co.(1)	1,227	43,497
Orion Marine Group, Inc.(1)	7,402	83,569
Outotec Oyj	66,752	656,768
Pike Corp.(1)	5,931	61,564
Primoris Services Corp.	11,169	349,255
Quanta Services, Inc.(1)	16,769	590,436
Tutor Perini Corp.(1)	14,793	364,647
URS Corp.	9,872	459,048

		$6,638,304

Construction Materials — 0.1%
Buzzi Unicem SpA	10,931	$227,461

		$227,461

Consumer Finance — 0.4%
American Express Co.	3,386	$309,074
Capital One Financial Corp.	1,657	121,674
Discover Financial Services	2,393	137,310
First Cash Financial Services, Inc.(1)	8,087	427,236

		$995,294

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Containers & Packaging — 0.4%
Rexam PLC	55,815	$461,230
Smurfit Kappa Group PLC	18,411	512,662

		$973,892

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	3,091	$357,876
Bolsas y Mercados Espanoles SA	5,559	231,310
Citigroup, Inc.	7,156	347,996
ING Groep NV(1)	22,644	328,837
JPMorgan Chase & Co.	9,018	512,403

		$1,778,422

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	26,609	$849,625
CenturyLink, Inc.	9,294	290,531
Elisa Oyj	7,758	217,001
TELUS Corp.	3,960	140,297
Verizon Communications, Inc.	9,840	468,187

		$1,965,641

Electric Utilities — 1.0%
American Electric Power Co., Inc.	7,854	$394,271
Edison International	2,213	115,895
NextEra Energy, Inc.	5,797	529,788
Northeast Utilities	11,608	515,976
PPL Corp.	2,832	91,445
Southern Co. (The)	8,166	345,830
Xcel Energy, Inc.	23,133	700,698

		$2,693,903

Electrical Equipment — 2.3%
Acuity Brands, Inc.	4,749	$669,846
AZZ, Inc.	12,640	560,837
Babcock & Wilcox Co. (The)	15,305	504,453
Encore Wire Corp.	4,912	256,849
Generac Holdings, Inc.	9,923	565,313
Global Power Equipment Group, Inc.	2,778	50,893
Hubbell, Inc., Class B	7,703	920,817
Nexans SA	9,713	514,250
Osram Licht AG(1)	4,561	309,601
Power Solutions International, Inc.(1)	4,325	320,483
PowerSecure International, Inc.(1)	23,673	538,087
Prysmian SpA	22,039	569,308
Rockwell Automation, Inc.	2,401	294,939
Roper Industries, Inc.	3,184	431,814

		$6,507,490

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	2,986	$262,828
Citizen Holdings Co., Ltd.	29,500	242,643
FUJIFILM Holdings Corp.	10,200	294,163
Kyocera Corp.	10,100	457,518
Taiyo Yuden Co., Ltd.	19,600	243,012
Yaskawa Electric Corp.	19,000	283,741

		$1,783,905

Energy Equipment & Services — 0.7%
Cameron International Corp.(1)	976	$62,523
Frank’s International NV	12,740	301,174
Ocean Rig UDW, Inc.(1)	26,356	458,858
Petroleum Geo-Services ASA	47,218	514,045
TGS Nopec Geophysical Co. ASA	17,851	562,303

		$1,898,903

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	2,786	$325,405
CVS Caremark Corp.	11,835	865,612
Delhaize Group SA	8,622	619,102
Kesko Oyj, Class B	18,258	816,197
Kroger Co. (The)	8,835	370,540
Sysco Corp.	3,059	110,185
Wal-Mart Stores, Inc.	7,020	524,394
Walgreen Co.	11,025	749,149

		$4,380,584

Food Products — 1.3%
Bunge, Ltd.	5,145	$409,593
Campbell Soup Co.	12,581	544,883
ConAgra Foods, Inc.	9,319	264,660
General Mills, Inc.	6,433	321,843
Hershey Co. (The)	5,407	572,169
Kellogg Co.	6,303	382,529
Kraft Foods Group, Inc.	654	36,147
Nestle SA	13,270	1,002,484

		$3,534,308

Health Care Equipment & Supplies — 0.9%
Baxter International, Inc.	1,933	$134,344
Covidien PLC	1,278	91,952
GN Store Norden A/S	9,038	222,848
Intuitive Surgical, Inc.(1)	150	66,725
Medtronic, Inc.	15,240	903,122

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Olympus Corp.(1)	16,000	$555,918
Terumo Corp.	10,100	432,388
Zimmer Holdings, Inc.	1,721	161,499

		$2,568,796

Health Care Providers & Services — 1.2%
AmerisourceBergen Corp.	10,694	$725,588
Cardinal Health, Inc.	2,318	165,806
Cigna Corp.	4,608	366,751
DaVita HealthCare Partners, Inc.(1)	2,226	152,993
McKesson Corp.	4,934	873,565
Rhoen-Klinikum AG	14,584	470,776
UnitedHealth Group, Inc.	6,164	476,292
WellPoint, Inc.	1,500	135,885

		$3,367,656

Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.	4,508	$178,787
Compass Group PLC	62,743	991,725
Domino’s Pizza Group PLC	59,051	552,188
Marriott International, Inc., Class A	6,026	326,790

		$2,049,490

Household Durables — 0.6%
Casio Computer Co., Ltd.	20,800	$235,755
JM AB	21,532	706,754
Sony Corp.	44,300	774,681

		$1,717,190

Household Products — 0.7%
Colgate-Palmolive Co.	5,937	$373,022
Kimberly-Clark Corp.	4,724	521,293
Procter & Gamble Co.	8,769	689,770
Reckitt Benckiser Group PLC	5,015	412,554

		$1,996,639

Industrial Conglomerates — 0.8%
3M Co.	6,228	$839,098
General Electric Co.	59,235	1,508,716

		$2,347,814

Insurance — 2.6%
ACE, Ltd.	2,488	$243,501
Aflac, Inc.	1,768	113,293

Security	Shares	Value

Insurance (continued)
Ageas NV SA	12,993	$594,368
Allianz SE	4,615	823,019
Allstate Corp. (The)	4,667	253,231
Aon PLC	1,407	120,439
Assicurazioni Generali SpA	8,660	194,445
AXA SA	7,631	198,767
Chubb Corp.	2,652	231,997
Delta Lloyd NV	8,959	255,207
eHealth, Inc.(1)	7,641	366,768
Hannover Rueckversicherung AG	6,374	542,108
Lancashire Holdings, Ltd.	48,761	599,039
Loews Corp.	5,215	226,748
Marsh & McLennan Cos., Inc.	5,293	254,911
Mediolanum SpA	55,326	509,804
Muenchener Rueckversicherungs-Gesellschaft AG	940	205,523
Prudential Financial, Inc.	3,179	268,880
Prudential PLC	10,379	235,009
Swiss Life Holding AG(1)	2,507	623,575
Swiss Reinsurance Co., Ltd.	2,307	215,332
Travelers Companies, Inc. (The)	2,816	236,094

		$7,312,058

Internet Software & Services — 0.9%
eBay, Inc.(1)	6,738	$395,992
Google, Inc., Class A(1)	1,358	1,650,853
Yahoo! Inc.(1)	9,998	386,623

		$2,433,468

IT Services — 1.9%
Accenture PLC, Class A	2,069	$172,451
Automatic Data Processing, Inc.	12,328	958,872
Cognizant Technology Solutions Corp., Class A(1)	2,820	293,449
Fidelity National Information Services, Inc.	2,617	145,531
Fiserv, Inc.(1)	14,599	847,472
International Business Machines Corp.	4,922	911,407
MasterCard, Inc., Class A	5,620	436,786
Paychex, Inc.	18,639	778,365
Visa, Inc., Class A	1,801	406,918
Wirecard AG	5,235	245,167

		$5,196,418

Leisure Equipment & Products — 0.2%
Mattel, Inc.	3,156	$117,750
Nikon Corp.	15,100	277,198

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Leisure Equipment & Products (continued)
Yamaha Corp.	14,500	$199,093

		$594,041

Life Sciences Tools & Services — 0.7%
Gerresheimer AG	9,730	$661,187
ICON PLC(1)	11,928	558,707
Lonza Group AG(1)	2,241	236,498
Thermo Fisher Scientific, Inc.	3,170	394,792

		$1,851,184

Machinery — 5.6%
Alfa Laval AB	32,771	$888,004
Amada Co., Ltd.	27,000	225,709
American Railcar Industries, Inc.	11,132	770,891
Deere & Co.	1,930	165,845
DMG Mori Seiki AG	21,260	693,546
Douglas Dynamics, Inc.	5,026	81,321
FreightCar America, Inc.	33,454	855,084
GEA Group AG	11,081	536,247
Georg Fischer AG(1)	987	790,268
Global Brass & Copper Holdings, Inc.	27,145	459,565
Greenbrier Cos., Inc.(1)	8,807	370,510
Hitachi Construction Machinery Co., Ltd.	35,400	689,909
Ingersoll-Rand PLC	4,936	301,787
JTEKT Corp.	18,100	302,950
Komatsu, Ltd.	24,100	509,587
Kubota Corp.	15,000	210,793
KUKA AG	13,359	665,200
L.B. Foster Co., Class A	524	24,361
Minebea Co., Ltd.	34,000	300,709
Mueller Industries, Inc.	12,979	810,928
Mueller Water Products, Inc.	53,180	513,187
NGK Insulators, Ltd.	14,000	303,936
Oshkosh Corp.	774	44,760
Pentair, Ltd.	328	26,506
Proto Labs, Inc.(1)	8,918	694,712
RBC Bearings, Inc.(1)	1,144	73,502
Schindler Holding AG PC	4,040	605,294
Standex International Corp.	1,275	70,520
Titan International, Inc.	31,020	588,139
Trimas Corp.(1)	19,108	642,220
Trinity Industries, Inc.	13,118	942,004
Wabash National Corp.(1)	57,190	772,637
Weir Group PLC (The)	17,072	732,814

		$15,663,445

Security	Shares	Value

Media — 1.2%
British Sky Broadcasting Group PLC	23,580	$370,908
Eutelsat Communications SA	14,981	488,174
Liberty Media Corp., Class A(1)	914	125,364
Omnicom Group, Inc.	9,928	751,351
Pearson PLC	10,423	176,513
Reed Elsevier PLC	23,837	365,452
SES SA	10,484	365,128
Thomson Reuters Corp.	13,565	465,520
Time Warner Cable, Inc.	958	134,455

		$3,242,865

Metals & Mining — 0.6%
Boliden AB	36,953	$585,453
Newmont Mining Corp.	2,243	52,172
Nucor Corp.	6,033	303,098
SSAB AB	33,046	260,412
Vedanta Resources PLC	28,012	396,114

		$1,597,249

Multi-Utilities — 0.7%
Consolidated Edison, Inc.	5,247	$294,094
Dominion Resources, Inc.	10,684	741,470
DTE Energy Co.	6,707	481,294
Sempra Energy	3,678	347,461

		$1,864,319

Multiline Retail — 0.3%
Marks & Spencer Group PLC	82,332	$693,065
Nordstrom, Inc.	2,459	151,180

		$844,245

Office Electronics — 0.4%
Canon, Inc.	16,200	$505,452
Konica Minolta Holdings, Inc.	28,000	285,668
Ricoh Co., Ltd.	24,000	302,314

		$1,093,434

Oil, Gas & Consumable Fuels — 2.1%
Chevron Corp.	13,404	$1,545,883
ConocoPhillips	11,674	776,321
EOG Resources, Inc.	1,744	330,349
Exxon Mobil Corp.	22,909	2,205,449
Hess Corp.	239	19,127
INPEX Corp.	19,400	246,510

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.	9,629	$306,684
Marathon Oil Corp.	2,045	68,508
Noble Energy, Inc.	4,744	326,197
Suncor Energy, Inc.	1,476	48,693
Valero Energy Corp.	1,498	71,874

		$5,945,595

Paper & Forest Products — 0.7%
International Paper Co.	5,893	$288,109
Mondi PLC	28,141	516,029
Stora Enso Oyj	54,399	618,642
UPM-Kymmene Oyj	32,206	584,084

		$2,006,864

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,479	$101,814
Kao Corp.	6,900	237,596

		$339,410

Pharmaceuticals — 2.5%
Actavis PLC(1)	3,064	$676,593
Allergan, Inc.	1,913	242,951
Astellas Pharma, Inc.	4,500	292,503
Daiichi Sankyo Co., Ltd.	16,100	278,244
Eli Lilly & Co.	6,542	389,969
Galenica AG	220	233,698
Johnson & Johnson	9,997	920,924
Mylan, Inc.(1)	10,764	598,156
Novo Nordisk A/S, Class B	3,605	171,558
Pfizer, Inc.	52,977	1,701,091
Roche Holding AG PC	1,157	356,240
Sanofi	4,867	506,216
Takeda Pharmaceutical Co., Ltd.	14,100	677,602

		$7,045,745

Professional Services — 0.5%
Intertek Group PLC	9,376	$461,185
USG People NV	14,484	274,470
WS Atkins PLC	30,418	754,282

		$1,489,937

Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	779	$63,465
AvalonBay Communities, Inc.	743	95,825

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Boston Properties, Inc.	916	$102,986
Eurocommercial Properties NV	15,616	703,572
HCP, Inc.	2,078	80,564
Healthcare Trust of America, Inc., Class A	47,908	538,007
Land Securities Group PLC	12,535	227,991
Public Storage, Inc.	626	105,794
Ryman Hospitality Properties, Inc.	15,934	672,256
Unibail-Rodamco SE	737	194,001
Ventas, Inc.	1,453	90,711
Vornado Realty Trust	1,136	109,385
Washington Real Estate Investment Trust	22,922	576,488
Wereldhave NV	8,639	741,077
Westfield Group	29,178	268,004

		$4,570,126

Real Estate Management & Development — 0.6%
Fabege AB	54,812	$761,321
Mitsubishi Estate Co., Ltd.	16,000	379,489
TAG Immobilien AG	48,803	616,021

		$1,756,831

Road & Rail — 0.4%
Union Pacific Corp.	6,129	$1,105,549

		$1,105,549

Semiconductors & Semiconductor Equipment — 0.2%
STMicroelectronics NV	69,043	$624,322

		$624,322

Software — 1.9%
AVG Technologies NV(1)	28,037	$525,133
Intuit, Inc.	10,466	817,918
Microsoft Corp.	51,020	1,954,576
Oracle Corp.	32,891	1,286,367
salesforce.com, inc.(1)	2,228	138,960
Trend Micro, Inc.	18,400	619,038

		$5,341,992

Specialty Retail — 0.3%
Dufry AG(1)	3,026	$512,715
Industria de Diseno Textil SA	1,396	200,458

		$713,173

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.5%
Adidas AG	5,386	$626,234
Christian Dior SA	2,534	498,996
Compagnie Financiere Richemont SA, Class A	6,569	652,599
Gerry Weber International AG	13,529	682,350
Luxottica Group SpA	3,823	212,259
LVMH Moet Hennessy Louis Vuitton SA	4,191	774,963
Salvatore Ferragamo SpA	14,136	450,822
Swatch Group, Ltd. (The)	1,894	222,276

		$4,120,499

Thrifts & Mortgage Finance — 0.7%
Astoria Financial Corp.	38,868	$532,492
Brookline Bancorp, Inc.	19,952	182,162
Northwest Bancshares, Inc.	16,281	233,632
Oritani Financial Corp.	42,325	662,810
Provident Financial Services, Inc.	15,383	285,508

		$1,896,604

Tobacco — 0.8%
Altria Group, Inc.	13,657	$495,203
British American Tobacco PLC	9,527	519,330
Imperial Tobacco Group PLC	8,267	337,208
Philip Morris International, Inc.	5,486	443,872
Reynolds American, Inc.	7,657	389,205

		$2,184,818

Trading Companies & Distributors — 0.7%
Ashtead Group PLC	19,026	$278,768
Bunzl PLC	8,599	226,337
Fastenal Co.	5,174	244,161
Mitsui & Co., Ltd.	18,900	291,358
Sumitomo Corp.	39,500	522,536
Toyota Tsusho Corp.	19,600	484,501

		$2,047,661

Wireless Telecommunication Services — 0.8%
Freenet AG	7,209	$243,401
KDDI Corp.	3,600	220,160
Millicom International Cellular SA SDR	4,656	484,806
SoftBank Corp.	8,600	651,736
Tele2 AB, Class B	57,853	717,009

		$2,317,112

Total Common Stocks (identified cost $156,429,704)		$174,289,622

U.S. Treasury Obligations — 11.9%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Note:
0.625%, 7/15/14	$48	$48,199
0.75%, 6/15/14	48	47,995
0.75%, 10/31/17	2,882	2,855,219
0.75%, 12/31/17	2,139	2,112,102
1.00%, 5/15/14	48	47,692
1.00%, 8/31/16	624	631,423
1.00%, 8/31/19	1,933	1,860,718
1.125%, 12/31/19	1,427	1,372,818
1.25%, 9/30/15	26	26,323
1.25%, 11/30/18	1,776	1,760,617
1.375%, 7/31/18	1,763	1,768,021
1.375%, 9/30/18	433	433,300
1.375%, 5/31/20	1,317	1,274,237
1.50%, 6/30/16	592	606,522
1.50%, 8/31/18	1,232	1,240,269
1.50%, 3/31/19	706	704,799
1.75%, 3/31/14	47	46,861
1.75%, 7/31/15	107	109,372
1.875%, 6/30/15	25	25,871
2.00%, 1/31/16	25	26,017
2.125%, 5/31/15	25	25,711
2.125%, 2/29/16	25	25,999
2.125%, 8/31/20	1,367	1,377,578
2.375%, 8/31/14	71	71,597
2.375%, 9/30/14	25	25,330
2.375%, 10/31/14	25	25,376
2.375%, 7/31/17	1,232	1,292,650
2.375%, 5/31/18	721	754,700
2.50%, 4/30/15	25	25,478
2.625%, 7/31/14	71	71,245
2.625%, 12/31/14	25	25,313
2.625%, 4/30/16	65	68,241
2.625%, 1/31/18	331	349,961
2.625%, 8/15/20	3,362	3,495,007
2.75%, 11/30/16	1,116	1,181,147
2.75%, 5/31/17	328	348,405
2.75%, 12/31/17	329	349,623
2.75%, 2/28/18	329	349,819
2.875%, 3/31/18	755	806,151
3.125%, 10/31/16	857	914,680
3.125%, 4/30/17	2,281	2,447,764
3.25%, 6/30/16	24	25,451
3.25%, 7/31/16	287	306,238

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Note: (continued)
3.25%, 12/31/16	$715	$767,181
4.00%, 2/15/15	24	24,573
4.25%, 11/15/14	24	24,388
4.25%, 8/15/15	23	24,675
4.50%, 2/15/16	23	24,772
4.50%, 5/15/17	779	870,584
5.125%, 5/15/16	159	174,951

Total U.S. Treasury Obligations (identified cost $33,056,156)		$33,272,963

Exchange-Traded Funds(2) — 14.2%

Security	Shares	Value

Equity Funds — 0.5%
Vanguard Extended Market Index Fund ETF	15,645	$1,339,369

		$1,339,369

Municipal Bond Funds — 13.7%
Market Vectors High-Yield Municipal Index ETF	1,293,859	$38,311,165

		$38,311,165

Total Exchange-Traded Funds (identified cost $39,294,051)		$39,650,534

Short-Term Investments — 12.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$33,430	$33,430,473

Total Short-Term Investments (identified cost $33,430,473)		$33,430,473

Total Investments — 100.4% (identified cost $262,210,384)		$280,643,592

Other Assets, Less Liabilities — (0.4)%		$(1,101,905)

Net Assets — 100.0%		$279,541,687

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate
SDR	–	Swedish Depositary Receipt
(1)	Non-income producing security.

(2)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940 Act in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2014.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	35.1%	$98,087,347
Japan	6.2	17,199,861
United Kingdom	5.1	14,363,580
Germany	3.4	9,578,712
Switzerland	2.4	6,703,544
France	2.0	5,507,440
Sweden	1.8	5,090,951
Finland	1.0	2,892,692
Italy	1.0	2,767,909
Netherlands	0.8	2,303,163
Spain	0.7	1,810,856
Denmark	0.5	1,360,528
Belgium	0.4	1,213,470
Norway	0.4	1,076,348
Ireland	0.4	1,071,369
Luxembourg	0.3	849,934
Australia	0.2	633,616
Israel	0.2	475,699
Cyprus	0.2	458,858
India	0.1	396,114
Canada	0.1	349,906
Singapore	0.0 (1)	97,725

Common Stocks	62.3%	$174,289,622
U.S. Treasury Obligations	11.9	33,272,963
Exchange-Traded Funds	14.2	39,650,534
Short-Term Investments	12.0	33,430,473

Total Investments	100.4%	$280,643,592

(1)	Amount is less than 0.05%.

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2014
Unaffiliated investments, at value (identified cost, $228,779,911)	$247,213,119
Affiliated investment, at value (identified cost, $33,430,473)	33,430,473
Cash	43
Foreign currency, at value (identified cost, $78,648)	78,597
Dividends receivable	217,627
Interest receivable	117,578
Interest receivable from affiliated investment	3,919
Receivable for Fund shares sold	5,906,391
Tax reclaims receivable	13,448
Total assets	$286,981,195

Liabilities
Payable for investments purchased	$6,833,476
Payable for Fund shares redeemed	329,766
Payable to affiliates:
Investment adviser and administration fee	173,416
Distribution and service fees	66,154
Accrued expenses	36,696
Total liabilities	$7,439,508
Net Assets	$279,541,687

Sources of Net Assets
Paid-in capital	$259,572,471
Accumulated net realized gain	1,386,869
Accumulated undistributed net investment income	158,313
Net unrealized appreciation	18,424,034
Total	$279,541,687

Class A Shares
Net Assets	$85,161,152
Shares Outstanding	6,709,800
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.69
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.46

Class C Shares
Net Assets	$73,044,220
Shares Outstanding	5,821,588
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.55

Class I Shares
Net Assets	$121,336,315
Shares Outstanding	9,527,349
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.74

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2014
Dividends (net of foreign taxes, $22,844)	$1,520,265
Interest	174,059
Interest allocated from affiliated investment	19,295
Expenses allocated from affiliated investment	(2,068)
Total investment income	$1,711,551

Expenses
Investment adviser and administration fee	$791,893
Distribution and service fees
Class A	66,140
Class C	230,485
Trustees’ fees and expenses	4,422
Custodian fee	42,241
Transfer and dividend disbursing agent fees	65,218
Legal and accounting services	20,233
Printing and postage	14,454
Registration fees	35,549
Miscellaneous	8,106
Total expenses	$1,278,741
Deduct —
Reduction of custodian fee	$6
Total expense reductions	$6

Net expenses	$1,278,735

Net investment income	$432,816

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$474,156
Investment transactions allocated from affiliated investment	205
Financial futures contracts	1,033,715
Foreign currency transactions	(44,986)
Net realized gain	$1,463,090
Change in unrealized appreciation (depreciation) —
Investments	$14,873,678
Financial futures contracts	274,098
Foreign currency	(8,865)
Net change in unrealized appreciation (depreciation)	$15,138,911

Net realized and unrealized gain	$16,602,001

Net increase in net assets from operations	$17,034,817

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
From operations —
Net investment income	$432,816	$609,758
Net realized gain from investment transactions, financial futures contracts and foreign currency transactions	1,463,090	1,227,135
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and foreign currency	15,138,911	483,641
Net increase in net assets from operations	$17,034,817	$2,320,534
Distributions to shareholders —
From net investment income
Class A	$(220,748)	$(114,923)
Class C	(27,530)	(45,244)
Class I	(397,131)	(367,866)
From net realized gain
Class A	(411,033)	(48,992)
Class C	(360,352)	(26,680)
Class I	(559,043)	(144,181)
Total distributions to shareholders	$(1,975,837)	$(747,886)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$52,747,355	$30,493,249
Class C	43,939,420	27,619,664
Class I	77,732,806	45,738,773
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	566,322	142,856
Class C	233,628	34,369
Class I	440,861	86,618
Cost of shares redeemed
Class A	(4,858,377)	(3,750,497)
Class C	(4,626,135)	(1,108,521)
Class I	(10,947,237)	(36,682,490)
Net increase in net assets from Fund share transactions	$155,228,643	$62,574,021

Net increase in net assets	$170,287,623	$64,146,669

Net Assets
At beginning of period	$109,254,064	$45,107,395
At end of period	$279,541,687	$109,254,064

Accumulated undistributed net investment income included in net assets
At end of period	$158,313	$370,906

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Financial Highlights

	Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Period Ended August 31, 2012(1)
Net asset value — Beginning of period	$11.600		$11.080		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.035		$0.101		$0.112
Net realized and unrealized gain	1.190		0.572		1.005

Total income from operations	$1.225		$0.673		$1.117

Less Distributions
From net investment income	$(0.047)		$(0.107)		$(0.037)
From net realized gain	(0.088)		(0.046)		—

Total distributions	$(0.135)		$(0.153)		$(0.037)

Net asset value — End of period	$12.690		$11.600		$11.080

Total Return(3)	10.60	%(4)	6.13%		11.20	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$85,161		$32,147		$5,007
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.36	%(8)	1.40	%(7)	1.38	%(7)(8)
Net investment income	0.58	%(8)	0.87%		1.12	%(8)
Portfolio Turnover	19	%(4)	32%		16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Excludes expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds (equal to 0.04%, 0.05% and 0.07% of average daily net assets for the six months ended February 28, 2014, the year ended August 31, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively).

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this subsidy, total return would have been lower.

(8)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Period Ended August 31, 2012(1)
Net asset value — Beginning of period	$11.470		$11.020		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.010)		$0.009		$0.035
Net realized and unrealized gain	1.184		0.564		1.009

Total income from operations	$1.174		$0.573		$1.044

Less Distributions
From net investment income	$(0.006)		$(0.077)		$(0.024)
From net realized gain	(0.088)		(0.046)		—

Total distributions	$(0.094)		$(0.123)		$(0.024)

Net asset value — End of period	$12.550		$11.470		$11.020

Total Return(3)	10.26	%(4)	5.24%		10.45	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$73,044		$29,542		$3,062
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.10	%(8)	2.15	%(7)	2.13	%(7)(8)
Net investment income (loss)	(0.16	)%(8)	0.08%		0.36	%(8)
Portfolio Turnover	19	%(4)	32%		16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Excludes expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds (equal to 0.04%, 0.05% and 0.07% of average daily net assets for the six months ended February 28, 2014, the year ended August 31, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively).

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this subsidy, total return would have been lower.

(8)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31, 2013		Period Ended August 31, 2012(1)
Net asset value — Beginning of period	$11.640		$11.100		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.050		$0.140		$0.147
Net realized and unrealized gain	1.200		0.562		0.992

Total income from operations	$1.250		$0.702		$1.139

Less Distributions
From net investment income	$(0.062)		$(0.116)		$(0.039)
From net realized gain	(0.088)		(0.046)		—

Total distributions	$(0.150)		$(0.162)		$(0.039)

Net asset value — End of period	$12.740		$11.640		$11.100

Total Return(3)	10.78	%(4)	6.39%		11.42	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$121,336		$47,565		$37,038
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.11	%(8)	1.15	%(7)	1.13	%(7)(8)
Net investment income	0.81	%(8)	1.21%		1.50	%(8)
Portfolio Turnover	19	%(4)	32%		16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Excludes expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds (equal to 0.04%, 0.05% and 0.07% of average daily net assets for the six months ended February 28, 2014, the year ended August 31, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively).

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.10% and 0.55% of average daily net assets for the year ended August 31, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this subsidy, total return would have been lower.

(8)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

19

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

In addition to the direct expenses borne by the Fund, investing in shares of other investment companies, including Exchange-Traded Funds, subjects the Fund to a pro rata portion of their fees and expenses, which are borne indirectly by the Fund.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

20

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended February 28, 2014, the investment adviser and administration fee amounted to $791,893 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and RBA have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and including expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies) exceed 1.45%, 2.20% and 1.20% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through December 31, 2014. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and RBA reimbursed no expenses for the six months ended February 28, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2014, EVM earned $918 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $58,641 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2014 amounted to $66,140 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2014, the Fund paid or accrued to EVD $172,894 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2014 amounted to $57,591 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2014, the Fund was informed that EVD received approximately $200 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

21

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$145,361,554	$10,910,361
U.S. Government and Agency Securities	24,550,789	17,981,402

	$169,912,343	$28,891,763

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	4,287,056	2,631,595
Issued to shareholders electing to receive payments of distributions in Fund shares	46,005	12,847
Redemptions	(394,957)	(324,470)

Net increase	3,938,104	2,319,972

Class C	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	3,608,878	2,389,940
Issued to shareholders electing to receive payments of distributions in Fund shares	19,166	3,108
Redemptions	(381,737)	(95,681)

Net increase	3,246,307	2,297,367

Class I	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	6,297,966	3,934,170
Issued to shareholders electing to receive payments of distributions in Fund shares	35,697	7,776
Redemptions	(893,719)	(3,190,099)

Net increase	5,439,944	751,847

22

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$262,205,755

Gross unrealized appreciation	$19,739,402
Gross unrealized depreciation	(1,301,565)

Net unrealized appreciation	$18,437,837

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At February 28, 2014, there were no obligations outstanding under these financial instruments.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended February 28, 2014, the Fund entered into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 28, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures contracts	$1,033,715	(1)	$274,098	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended February 28, 2014, which is indicative of the volume of this derivative type, was approximately $8,453,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2014.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers

23

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

(particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$2,650,417	$17,205,667		$—	$19,856,084
Consumer Staples	10,256,344	5,609,370		—	15,865,714
Energy	6,521,640	1,322,858		—	7,844,498
Financials	18,869,592	14,514,911		—	33,384,503
Health Care	11,877,305	5,917,685		—	17,794,990
Industrials	25,242,790	16,545,111		—	41,787,901
Information Technology	16,191,569	4,808,132		—	20,999,701
Materials	2,057,958	5,857,298		—	7,915,256
Telecommunication Services	1,748,640	2,534,113		—	4,282,753
Utilities	4,558,222	—		—	4,558,222

Total Common Stocks	$99,974,477	$74,315,145	*	$—	$174,289,622

U.S. Treasury Obligations	$—	$33,272,963		$—	$33,272,963
Exchange-Traded Funds	39,650,534				39,650,534
Short-Term Investments	—	33,430,473		—	33,430,473

Total Investments	$139,625,011	$141,018,581		$—	$280,643,592

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2014

Officers and Trustees

Officers of Eaton Vance Richard Bernstein All Asset Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein All Asset Strategy Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 19th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7781    2.28.14

Eaton Vance

Richard Bernstein Equity Strategy Fund

Semiannual Report

February 28, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2014

Eaton Vance

Richard Bernstein Equity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	25

Important Notices	26

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Performance1,2

Portfolio Manager Richard Bernstein of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/12/2010	10/12/2010	15.52%	23.67%	—	12.31%
Class A with 5.75% Maximum Sales Charge	—	—	8.87	16.54	—	10.36
Class C at NAV	10/12/2010	10/12/2010	15.13	22.80	—	11.44
Class C with 1% Maximum Sales Charge	—	—	14.13	21.80	—	11.44
Class I at NAV	10/12/2010	10/12/2010	15.69	24.04	—	12.58
MSCI All Country World Index	—	—	13.57%	18.16%	19.57%	10.72%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				1.33%	2.08%	1.08%

Fund Profile

Country Allocation (% of net assets)4

Equity Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)5

Apple, Inc.	1.5%
Exxon Mobil Corp.	1.3
Microsoft Corp.	1.1
Google, Inc., Class A	1.1
Pfizer, Inc.	1.0
Vanguard Extended Market Index Fund ETF	1.0
Chevron Corp.	0.9
General Electric Co.	0.9
HSBC Holdings PLC	0.8
Toyota Motor Corp.	0.8
Total	10.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Endnotes and Additional Disclosures

[1]

MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 – February 28, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,155.20	$6.79	1.27%
Class C	$1,000.00	$1,151.30	$10.77	2.02%
Class I	$1,000.00	$1,156.90	$5.45	1.02%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.50	$6.36	1.27%
Class C	$1,000.00	$1,014.80	$10.09	2.02%
Class I	$1,000.00	$1,019.70	$5.11	1.02%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013.

4

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value

Aerospace & Defense — 1.1%
Honeywell International, Inc.	12,952	$1,223,187
Meggitt PLC	448,987	3,782,257
Precision Castparts Corp.	3,643	939,457
United Technologies Corp.	37,112	4,342,846

		$10,287,747

Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	56,980	$5,456,975

		$5,456,975

Auto Components — 0.9%
Bridgestone Corp.	69,500	$2,513,601
Compagnie Generale des Etablissements Michelin, Class B	6,325	768,869
Delphi Automotive PLC	19,801	1,318,152
Leoni AG	17,447	1,319,183
Valeo SA	16,998	2,377,725

		$8,297,530

Automobiles — 2.5%
Bayerische Motoren Werke AG	31,860	$3,696,634
Honda Motor Co., Ltd.	71,300	2,566,305
Mitsubishi Motors Corp.(1)	223,100	2,476,247
Nissan Motor Co., Ltd.	295,700	2,639,310
Peugeot SA(1)	217,079	3,823,679
Toyota Motor Corp.	123,600	7,113,561

		$22,315,736

Beverages — 2.0%
Asahi Group Holdings, Ltd.	92,100	$2,589,533
Belvedere SA(1)	146,632	1,832,025
Coca-Cola Co. (The)	135,876	5,190,463
Diageo PLC	37,828	1,187,876
Kirin Holdings Co., Ltd.	164,000	2,238,627
PepsiCo, Inc.	60,967	4,881,628

		$17,920,152

Biotechnology — 1.6%
Actelion, Ltd.(1)	24,317	$2,576,606
Alexion Pharmaceuticals, Inc.(1)	6,356	1,123,741
Amgen, Inc.	31,861	3,951,401
Biogen Idec, Inc.(1)	6,714	2,287,326
Celgene Corp.(1)	3,533	567,930

Security	Shares	Value

Biotechnology (continued)
Gilead Sciences, Inc.(1)	22,504	$1,863,106
Grifols SA	40,873	2,329,102

		$14,699,212

Building Products — 0.2%
Allegion PLC(1)	6,765	$367,678
Daikin Industries, Ltd.	24,100	1,388,566

		$1,756,244

Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)	24,170	$773,440
BlackRock, Inc.	2,980	908,423
Credit Suisse Group AG(1)	24,730	776,483
Franklin Resources, Inc.	14,151	753,541
FXCM, Inc., Class A	193,144	3,254,477
Goldman Sachs Group, Inc. (The)	3,684	613,202
Greenhill & Co., Inc.	37,730	2,009,877
Invesco, Ltd.	23,691	812,601
Mediobanca SpA(1)	304,773	3,031,765
Morgan Stanley	13,555	417,494
Northern Trust Corp.	12,581	778,135
Schroders PLC	58,776	2,666,825
State Street Corp.	9,428	619,137
T. Rowe Price Group, Inc.	9,337	757,884

		$18,173,284

Chemicals — 1.4%
CF Industries Holdings, Inc.	3,038	$762,234
Ecolab, Inc.	25,041	2,698,168
Frutarom Industries, Ltd.	56,300	1,439,420
Johnson Matthey PLC	30,745	1,678,777
LyondellBasell Industries NV, Class A	11,291	994,511
Monsanto Co.	15,184	1,670,544
Sherwin-Williams Co. (The)	4,062	814,350
Symrise AG	27,407	1,344,414
Victrex PLC	34,883	1,116,115

		$12,518,533

Commercial Banks — 5.6%
1st Source Corp.	45,432	$1,417,478
Banco Bilbao Vizcaya Argentaria SA	67,694	836,326
Bank of Nova Scotia (The)	15,358	878,234
Bank of the Ozarks, Inc.	27,213	1,725,849
Bryn Mawr Bank Corp.	13,676	389,629

5	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Banks (continued)
Chemical Financial Corp.	7,376	$217,518
City Holding Co.	21,142	936,168
Columbia Banking System, Inc.	38,242	1,002,705
Commonwealth Bank of Australia	32,064	2,141,573
Community Bank System, Inc.	26,945	981,606
First Commonwealth Financial Corp.	45,595	388,469
First Financial Bancorp	42,828	729,789
First Financial Bankshares, Inc.	21,748	1,315,319
First Financial Corp.	10,268	353,117
First Merchants Corp.	21,456	459,588
German American Bancorp, Inc.	13,977	404,215
Glacier Bancorp, Inc.	126,220	3,502,605
HSBC Holdings PLC	696,358	7,349,369
Jyske Bank A/S(1)	32,785	1,969,845
Lakeland Financial Corp.	12,339	468,882
MB Financial, Inc.	15,282	466,560
Nordea Bank AB	65,411	935,534
PacWest Bancorp	37,756	1,638,611
Peoples Bancorp, Inc.	14,408	352,564
PNC Financial Services Group, Inc. (The)	10,580	865,232
PrivateBancorp, Inc.	20,912	603,520
S.Y. Bancorp, Inc.	13,651	407,346
Societe Generale SA	15,691	1,041,196
Standard Chartered PLC	114,217	2,417,788
Sumitomo Mitsui Financial Group, Inc.	36,200	1,625,309
Svenska Handelsbanken AB, Class A	17,066	890,564
Texas Capital Bancshares, Inc.(1)	25,443	1,601,637
U.S. Bancorp	22,773	936,881
UMB Financial Corp.	19,036	1,186,704
Umpqua Holdings Corp.	83,929	1,491,418
United Bankshares, Inc.	34,806	1,024,341
United Overseas Bank, Ltd.	37,000	602,635
Wells Fargo & Co.	119,567	5,550,300

		$51,106,424

Commercial Services & Supplies — 1.8%
ADT Corp. (The)	7,777	$238,832
Aggreko PLC	136,285	3,557,492
Ceco Environmental Corp.	135,277	2,184,724
Covanta Holding Corp.	185,884	3,345,912
De La Rue PLC	184,255	2,521,856
Heritage-Crystal Clean, Inc.(1)	19,980	361,638
Tetra Tech, Inc.(1)	116,254	3,357,415
US Ecology, Inc.	14,122	507,403
Waste Connections, Inc.	10,359	448,234

		$16,523,506

Security	Shares	Value

Communications Equipment — 0.6%
Cisco Systems, Inc.	117,674	$2,565,293
Motorola Solutions, Inc.	21,143	1,399,667
QUALCOMM, Inc.	19,306	1,453,549

		$5,418,509

Computers & Peripherals — 1.7%
Apple, Inc.	25,755	$13,553,311
EMC Corp.	39,287	1,035,998
Wincor Nixdorf AG	16,087	1,287,936

		$15,877,245

Construction & Engineering — 4.0%
Ameresco, Inc., Class A(1)	194,127	$1,991,743
Argan, Inc.	15,893	454,381
Comfort Systems USA, Inc.	26,237	431,074
Dycom Industries, Inc.(1)	16,843	486,594
EMCOR Group, Inc.	98,476	4,606,707
FLSmidth & Co. A/S	54,740	2,871,940
Fomento de Construcciones y Contratas SA(1)	106,271	2,415,013
Granite Construction, Inc.	62,289	2,289,744
Layne Christensen Co.(1)	13,497	239,707
MasTec, Inc.(1)	67,169	2,749,899
MYR Group, Inc.(1)	13,983	325,384
NCC AB, Class B	102,425	3,563,918
Northwest Pipe Co.(1)	14,062	498,498
Orion Marine Group, Inc.(1)	35,048	395,692
Outotec Oyj	246,864	2,428,876
Pike Corp.(1)	26,165	271,593
Primoris Services Corp.	44,036	1,377,006
Quanta Services, Inc.(1)	109,761	3,864,685
Tutor Perini Corp.(1)	123,535	3,045,138
URS Corp.	51,612	2,399,958

		$36,707,550

Construction Materials — 0.1%
Buzzi Unicem SpA	65,235	$1,357,460

		$1,357,460

Consumer Finance — 0.6%
American Express Co.	11,985	$1,093,991
Capital One Financial Corp.	10,314	757,357
Discover Financial Services	14,814	850,027
First Cash Financial Services, Inc.(1)	44,149	2,332,392

		$5,033,767

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Containers & Packaging — 0.5%
Rexam PLC	303,448	$2,507,557
Smurfit Kappa Group PLC	71,375	1,987,468

		$4,495,025

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	11,134	$1,289,095
Bolsas y Mercados Espanoles SA	33,177	1,380,493
Citigroup, Inc.	30,970	1,506,071
ING Groep NV(1)	63,236	918,317
JPMorgan Chase & Co.	89,236	5,070,389

		$10,164,365

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	193,217	$6,169,419
CenturyLink, Inc.	22,492	703,100
Elisa Oyj	46,300	1,295,070
TELUS Corp.	29,006	1,027,639
Verizon Communications, Inc.	83,446	3,970,361

		$13,165,589

Electric Utilities — 1.6%
American Electric Power Co., Inc.	21,480	$1,078,296
Edison International	16,443	861,120
NextEra Energy, Inc.	50,281	4,595,180
Northeast Utilities	89,531	3,979,653
PPL Corp.	24,523	791,848
Southern Co. (The)	22,129	937,163
Xcel Energy, Inc.	86,979	2,634,594

		$14,877,854

Electrical Equipment — 3.5%
Acuity Brands, Inc.	33,770	$4,763,258
AZZ, Inc.	46,111	2,045,945
Babcock & Wilcox Co. (The)	108,200	3,566,272
Encore Wire Corp.	12,003	627,637
Generac Holdings, Inc.	76,929	4,382,645
Global Power Equipment Group, Inc.	20,332	372,482
Hubbell, Inc., Class B	31,119	3,719,965
Nexans SA	17,481	925,523
Osram Licht AG(1)	27,208	1,846,883
Power Solutions International, Inc.(1)	25,232	1,869,691
PowerSecure International, Inc.(1)	80,315	1,825,560
Prysmian SpA	120,130	3,103,181
Rockwell Automation, Inc.	8,053	989,231
Roper Industries, Inc.	11,167	1,514,469

		$31,552,742

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	9,554	$840,943
Citizen Holdings Co., Ltd.	168,800	1,388,415
FUJIFILM Holdings Corp.	60,900	1,756,325
Kyocera Corp.	54,000	2,446,139
Taiyo Yuden Co., Ltd.	117,200	1,453,110
Yaskawa Electric Corp.	119,000	1,777,113

		$9,662,045

Energy Equipment & Services — 1.1%
Cameron International Corp.(1)	7,591	$486,279
Frank’s International NV	70,586	1,668,653
Ocean Rig UDW, Inc.(1)	122,380	2,130,636
Petroleum Geo-Services ASA	307,617	3,348,916
TGS Nopec Geophysical Co. ASA	81,528	2,568,117

		$10,202,601

Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	20,557	$2,401,058
CVS Caremark Corp.	62,890	4,599,774
Delhaize Group SA	41,303	2,965,760
Kesko Oyj, Class B	52,318	2,338,801
Kroger Co. (The)	61,022	2,559,263
Sysco Corp.	23,094	831,846
Wal-Mart Stores, Inc.	61,120	4,565,664
Walgreen Co.	58,644	3,984,860

		$24,247,026

Food Products — 2.2%
Bunge, Ltd.	31,447	$2,503,496
Campbell Soup Co.	71,583	3,100,260
ConAgra Foods, Inc.	33,513	951,769
General Mills, Inc.	48,293	2,416,099
Hershey Co. (The)	33,847	3,581,689
Kellogg Co.	17,937	1,088,596
Kraft Foods Group, Inc.	9,345	516,498
Nestle SA	78,050	5,896,299

		$20,054,706

Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	15,287	$1,062,447
Covidien PLC	11,394	819,798
GN Store Norden A/S	53,907	1,329,176
Intuitive Surgical, Inc.(1)	1,645	731,745
Medtronic, Inc.	80,961	4,797,749
Olympus Corp.(1)	83,600	2,904,670

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Terumo Corp.	56,300	$2,410,244
Zimmer Holdings, Inc.	12,788	1,200,026

		$15,255,855

Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	56,895	$3,860,326
Cardinal Health, Inc.	17,166	1,227,884
Cigna Corp.	15,196	1,209,449
DaVita HealthCare Partners, Inc.(1)	16,682	1,146,554
McKesson Corp.	26,217	4,641,720
Rhoen-Klinikum AG	79,321	2,560,508
UnitedHealth Group, Inc.	21,515	1,662,464
WellPoint, Inc.	10,136	918,220

		$17,227,125

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	25,274	$1,002,367
Compass Group PLC	256,877	4,060,233
Domino’s Pizza Group PLC	89,360	835,609
Marriott International, Inc., Class A	20,326	1,102,279

		$7,000,488

Household Durables — 0.9%
Casio Computer Co., Ltd.	124,400	$1,409,998
JM AB	83,895	2,753,719
Sony Corp.	235,900	4,125,223

		$8,288,940

Household Products — 1.7%
Colgate-Palmolive Co.	40,603	$2,551,086
Kimberly-Clark Corp.	36,350	4,011,222
Procter & Gamble Co.	63,786	5,017,407
Reckitt Benckiser Group PLC	48,146	3,960,686

		$15,540,401

Industrial Conglomerates — 1.4%
3M Co.	33,103	$4,459,967
General Electric Co.	313,847	7,993,683

		$12,453,650

Insurance — 3.9%
ACE, Ltd.	7,500	$734,025
Aflac, Inc.	11,198	717,568
Ageas NV SA	85,225	3,898,641
Allianz SE	24,530	4,374,570

Security	Shares	Value

Insurance (continued)
Allstate Corp. (The)	14,644	$794,583
Aon PLC	10,603	907,617
Assicurazioni Generali SpA	34,627	777,490
AXA SA	34,931	909,859
Chubb Corp.	7,775	680,157
Delta Lloyd NV	54,057	1,539,872
eHealth, Inc.(1)	47,674	2,288,352
Hannover Rueckversicherung AG	45,044	3,830,984
Lancashire Holdings, Ltd.	181,553	2,230,417
Loews Corp.	14,594	634,547
Marsh & McLennan Cos., Inc.	17,369	836,491
Mediolanum SpA	300,500	2,768,969
Muenchener Rueckversicherungs-Gesellschaft AG	3,373	737,477
Prudential Financial, Inc.	11,557	977,491
Prudential PLC	41,262	934,285
Swiss Life Holding AG(1)	13,609	3,385,016
Swiss Reinsurance Co., Ltd.	8,344	778,818
Travelers Companies, Inc. (The)	8,169	684,889

		$35,422,118

Internet Software & Services — 1.4%
eBay, Inc.(1)	17,995	$1,057,566
Google, Inc., Class A(1)	8,261	10,042,485
Yahoo! Inc.(1)	44,381	1,716,213

		$12,816,264

IT Services — 2.9%
Accenture PLC, Class A	15,807	$1,317,513
Automatic Data Processing, Inc.	50,124	3,898,645
Cognizant Technology Solutions Corp., Class A(1)	9,524	991,067
Fidelity National Information Services, Inc.	20,781	1,155,631
Fiserv, Inc.(1)	57,821	3,356,509
International Business Machines Corp.	30,500	5,647,685
MasterCard, Inc., Class A	25,160	1,955,435
Paychex, Inc.	99,122	4,139,335
Visa, Inc., Class A	8,692	1,963,871
Wirecard AG	31,261	1,464,023

		$25,889,714

Leisure Equipment & Products — 0.4%
Mattel, Inc.	22,606	$843,430
Nikon Corp.	90,400	1,659,518
Yamaha Corp.	86,600	1,189,063

		$3,692,011

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Life Sciences Tools & Services — 0.7%
Gerresheimer AG	14,659	$996,130
ICON PLC(1)	65,450	3,065,678
Lonza Group AG(1)	13,426	1,416,877
Thermo Fisher Scientific, Inc.	10,245	1,275,912

		$6,754,597

Machinery — 7.9%
Alfa Laval AB	130,735	$3,542,560
Amada Co., Ltd.	164,000	1,370,974
American Railcar Industries, Inc.	66,993	4,639,265
Deere & Co.	10,909	937,410
DMG Mori Seiki AG	77,444	2,526,387
Douglas Dynamics, Inc.	25,950	419,871
FreightCar America, Inc.	131,353	3,357,383
GEA Group AG	60,192	2,912,893
Georg Fischer AG(1)	4,834	3,870,474
Global Brass & Copper Holdings, Inc.	127,194	2,153,394
Greenbrier Cos., Inc.(1)	19,689	828,316
Hitachi Construction Machinery Co., Ltd.	133,100	2,593,979
Ingersoll-Rand PLC	37,456	2,290,060
JTEKT Corp.	108,300	1,812,678
Komatsu, Ltd.	126,400	2,672,688
Kubota Corp.	94,000	1,320,969
KUKA AG	19,168	954,455
L.B. Foster Co., Class A	6,296	292,701
Minebea Co., Ltd.	195,000	1,724,656
Mueller Industries, Inc.	50,692	3,167,236
Mueller Water Products, Inc.	321,051	3,098,142
NGK Insulators, Ltd.	84,000	1,823,613
Oshkosh Corp.	8,861	512,432
Pentair, Ltd.	3,732	301,583
Proto Labs, Inc.(1)	50,930	3,967,447
RBC Bearings, Inc.(1)	7,620	489,585
Schindler Holding AG PC	20,983	3,143,782
Standex International Corp.	6,345	350,942
Titan International, Inc.	98,892	1,874,992
Trimas Corp.(1)	79,124	2,659,358
Trinity Industries, Inc.	52,840	3,794,440
Wabash National Corp.(1)	221,509	2,992,587
Weir Group PLC (The)	86,498	3,712,918

		$72,110,170

Media — 2.0%
British Sky Broadcasting Group PLC	165,805	$2,608,073
Eutelsat Communications SA	71,800	2,339,690

Security	Shares	Value

Media (continued)
Liberty Media Corp., Class A(1)	6,191	$849,158
Omnicom Group, Inc.	52,805	3,996,282
Pearson PLC	47,413	802,935
Reed Elsevier PLC	118,222	1,812,494
SES SA	62,794	2,186,940
Thomson Reuters Corp.	75,534	2,592,154
Time Warner Cable, Inc.	7,712	1,082,379

		$18,270,105

Metals & Mining — 0.8%
Boliden AB	195,273	$3,093,745
Newmont Mining Corp.	13,543	315,010
Nucor Corp.	15,912	799,419
SSAB AB	204,068	1,608,115
Vedanta Resources PLC	125,749	1,778,199

		$7,594,488

Multi-Utilities — 1.0%
Consolidated Edison, Inc.	16,823	$942,929
Dominion Resources, Inc.	56,814	3,942,892
DTE Energy Co.	43,142	3,095,870
Sempra Energy	12,677	1,197,596

		$9,179,287

Multiline Retail — 0.4%
Marks & Spencer Group PLC	309,503	$2,605,376
Nordstrom, Inc.	17,742	1,090,778

		$3,696,154

Office Electronics — 0.8%
Canon, Inc.	124,200	$3,875,132
Konica Minolta Holdings, Inc.	168,000	1,714,008
Ricoh Co., Ltd.	153,000	1,927,249

		$7,516,389

Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	71,018	$8,190,506
ConocoPhillips	76,142	5,063,443
EOG Resources, Inc.	5,526	1,046,735
Exxon Mobil Corp.	121,249	11,672,641
Hess Corp.	4,965	397,349
INPEX Corp.	111,000	1,410,442
Kinder Morgan, Inc.	72,924	2,322,629
Marathon Oil Corp.	18,459	618,376

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.	11,064	$760,761
Suncor Energy, Inc.	14,563	480,436
Valero Energy Corp.	13,499	647,682

		$32,611,000

Paper & Forest Products — 1.1%
International Paper Co.	16,366	$800,134
Mondi PLC	138,478	2,539,309
Stora Enso Oyj	295,348	3,358,785
UPM-Kymmene Oyj	165,098	2,994,199

		$9,692,427

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	10,663	$734,041
Kao Corp.	38,200	1,315,384

		$2,049,425

Pharmaceuticals — 4.1%
Actavis PLC(1)	17,634	$3,893,940
Allergan, Inc.	14,183	1,801,241
Astellas Pharma, Inc.	27,700	1,800,521
Daiichi Sankyo Co., Ltd.	50,500	872,754
Eli Lilly & Co.	23,683	1,411,744
Galenica AG	1,314	1,395,816
Johnson & Johnson	62,411	5,749,301
Mylan, Inc.(1)	36,788	2,044,309
Novo Nordisk A/S, Class B	27,960	1,330,589
Pfizer, Inc.	280,589	9,009,713
Roche Holding AG PC	3,199	984,972
Sanofi	40,399	4,201,894
Takeda Pharmaceutical Co., Ltd.	52,700	2,532,597

		$37,029,391

Professional Services — 0.6%
Intertek Group PLC	48,855	$2,403,071
USG People NV	86,438	1,637,987
WS Atkins PLC	51,670	1,281,273

		$5,322,331

Real Estate Investment Trusts (REITs) — 2.3%
American Tower Corp.	7,862	$640,517
AvalonBay Communities, Inc.	4,515	582,300
Boston Properties, Inc.	5,766	648,271
Eurocommercial Properties NV	57,694	2,599,379

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
HCP, Inc.	13,446	$521,301
Healthcare Trust of America, Inc., Class A	222,393	2,497,473
Land Securities Group PLC	45,629	829,917
Public Storage, Inc.	4,287	724,503
Ryman Hospitality Properties, Inc.	86,737	3,659,434
Unibail-Rodamco SE	2,561	674,135
Ventas, Inc.	9,415	587,779
Vornado Realty Trust	7,796	750,677
Washington Real Estate Investment Trust	103,476	2,602,421
Wereldhave NV	34,542	2,963,108
Westfield Group	53,505	491,450

		$20,772,665

Real Estate Management & Development — 0.8%
Fabege AB	120,909	$1,679,388
Mitsubishi Estate Co., Ltd.	105,000	2,490,394
TAG Immobilien AG	216,668	2,734,915

		$6,904,697

Road & Rail — 0.5%
Union Pacific Corp.	25,642	$4,625,304

		$4,625,304

Semiconductors & Semiconductor Equipment — 0.4%
STMicroelectronics NV	355,087	$3,210,879

		$3,210,879

Software — 3.0%
AVG Technologies NV(1)	131,249	$2,458,294
Intuit, Inc.	55,643	4,348,501
Microsoft Corp.	270,124	10,348,450
Oracle Corp.	174,429	6,821,918
salesforce.com, inc.(1)	14,360	895,633
Trend Micro, Inc.	67,000	2,254,106

		$27,126,902

Specialty Retail — 0.4%
Dufry AG(1)	16,449	$2,787,062
Industria de Diseno Textil SA	5,459	783,882

		$3,570,944

Textiles, Apparel & Luxury Goods — 2.1%
Adidas AG	31,252	$3,633,694
Christian Dior SA	15,677	3,087,118

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Compagnie Financiere Richemont SA, Class A	24,231	$2,407,235
Gerry Weber International AG	19,714	994,298
Luxottica Group SpA	16,125	895,284
LVMH Moet Hennessy Louis Vuitton SA	24,065	4,449,887
Salvatore Ferragamo SpA	72,674	2,317,700
Swatch Group, Ltd. (The)	7,765	911,287

		$18,696,503

Thrifts & Mortgage Finance — 1.0%
Astoria Financial Corp.	220,444	$3,020,083
Brookline Bancorp, Inc.	125,041	1,141,625
Northwest Bancshares, Inc.	101,055	1,450,139
Oritani Financial Corp.	156,217	2,446,358
Provident Financial Services, Inc.	54,843	1,017,886

		$9,076,091

Tobacco — 1.7%
Altria Group, Inc.	106,864	$3,874,889
British American Tobacco PLC	76,491	4,169,631
Imperial Tobacco Group PLC	18,658	761,053
Philip Morris International, Inc.	49,128	3,974,946
Reynolds American, Inc.	53,420	2,715,339

		$15,495,858

Trading Companies & Distributors — 1.5%
Ashtead Group PLC	116,441	$1,706,084
Bunzl PLC	52,567	1,383,632
Fastenal Co.	13,918	656,790
Mitsui & Co., Ltd.	112,800	1,738,900
Sumitomo Corp.	293,500	3,882,643
Toyota Tsusho Corp.	153,700	3,799,380

		$13,167,429

Wireless Telecommunication Services — 1.2%
Freenet AG	43,025	$1,452,676
KDDI Corp.	23,800	1,455,504
Millicom International Cellular SA SDR	23,318	2,427,986
SoftBank Corp.	32,300	2,447,800
Tele2 AB, Class B	247,609	3,068,774

		$10,852,740

Total Common Stocks (identified cost $755,482,916)		$880,784,169

Exchange-Traded Funds — 1.0%

Security	Shares	Value

Equity Funds — 1.0%
Vanguard Extended Market Index Fund ETF	104,905	$8,980,917

Total Exchange-Traded Funds (identified cost $6,220,401)		$8,980,917

Short-Term Investments — 2.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$23,513	$23,513,462

Total Short-Term Investments (identified cost $23,513,462)		$23,513,462

Total Investments — 100.6% (identified cost $785,216,779)		$913,278,548

Other Assets, Less Liabilities — (0.6)%		$(5,451,238)

Net Assets — 100.0%		$907,827,310

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate
SDR	–	Swedish Depositary Receipt

(1)	Non-income producing security.
(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2014.

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	56.4%	$511,858,324
Japan	10.4	94,507,248
United Kingdom	7.7	69,648,677
Germany	4.3	38,668,060
Switzerland	3.7	33,541,606
France	2.9	26,431,600
Sweden	2.3	21,136,317
Italy	1.6	14,251,849
Finland	1.4	12,415,731
Netherlands	1.1	9,658,663
Spain	0.8	7,744,816
Denmark	0.8	7,501,550
Belgium	0.7	6,864,401
Norway	0.6	5,917,033
Ireland	0.5	5,053,146
Luxembourg	0.5	4,614,926
Australia	0.3	2,633,023
Canada	0.3	2,386,309
Cyprus	0.2	2,130,636
India	0.2	1,778,199
Israel	0.2	1,439,420
Singapore	0.1	602,635

Common Stocks	97.0%	$880,784,169
Exchange-Traded Funds	1.0	8,980,917
Short-Term Investments	2.6	23,513,462

Total Investments	100.6%	$913,278,548

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2014
Unaffiliated investments, at value (identified cost, $761,703,317)	$889,765,086
Affiliated investment, at value (identified cost, $23,513,462)	23,513,462
Cash	284
Foreign currency, at value (identified cost, $206,045)	206,006
Dividends receivable	1,174,466
Interest receivable from affiliated investment	4,915
Receivable for Fund shares sold	10,163,806
Tax reclaims receivable	149,589
Total assets	$924,977,614

Liabilities
Payable for investments purchased	$14,976,095
Payable for Fund shares redeemed	1,323,876
Payable to affiliates:
Investment adviser and administration fee	561,842
Distribution and service fees	167,255
Accrued expenses	121,236
Total liabilities	$17,150,304
Net Assets	$907,827,310

Sources of Net Assets
Paid-in capital	$793,985,956
Accumulated net realized loss	(13,961,847)
Accumulated distributions in excess of net investment income	(232,653)
Net unrealized appreciation	128,035,854
Total	$907,827,310

Class A Shares
Net Assets	$229,067,767
Shares Outstanding	15,806,703
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.49
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.37

Class C Shares
Net Assets	$174,915,076
Shares Outstanding	12,165,060
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.38

Class I Shares
Net Assets	$503,844,467
Shares Outstanding	34,731,533
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.51

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2014
Dividends (net of foreign taxes, $105,480)	$5,134,404
Interest allocated from affiliated investment	40,098
Expenses allocated from affiliated investment	(4,558)
Total investment income	$5,169,944

Expenses
Investment adviser and administration fee	$2,836,742
Distribution and service fees
Class A	217,548
Class C	650,419
Trustees’ fees and expenses	15,340
Custodian fee	104,760
Transfer and dividend disbursing agent fees	213,601
Legal and accounting services	29,358
Printing and postage	23,323
Registration fees	26,758
Miscellaneous	23,999
Total expenses	$4,141,848
Deduct —
Reduction of custodian fee	$19
Total expense reductions	$19

Net expenses	$4,141,829

Net investment income	$1,028,115

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$15,297,295
Investment transactions allocated from affiliated investment	489
Financial futures contracts	5,584,687
Foreign currency transactions	(273,686)
Net realized gain	$20,608,785
Change in unrealized appreciation (depreciation) —
Investments	$66,973,916
Financial futures contracts	833,868
Foreign currency	(20,807)
Net change in unrealized appreciation (depreciation)	$67,786,977

Net realized and unrealized gain	$88,395,762

Net increase in net assets from operations	$89,423,877

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
From operations —
Net investment income	$1,028,115	$3,461,903
Net realized gain from investment transactions, financial futures contracts and foreign currency transactions	20,608,785	16,010,441
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and foreign currency	67,786,977	30,513,475
Net increase in net assets from operations	$89,423,877	$49,985,819
Distributions to shareholders —
From net investment income
Class A	$(844,181)	$(1,085,943)
Class C	—	(219,855)
Class I	(2,217,111)	(2,008,403)
Total distributions to shareholders	$(3,061,292)	$(3,314,201)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$94,531,334	$65,881,566
Class C	69,191,067	36,639,674
Class I	249,250,632	132,016,047
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	557,489	639,041
Class C	—	63,243
Class I	532,983	338,902
Cost of shares redeemed
Class A	(21,616,780)	(38,496,275)
Class C	(7,531,335)	(17,324,004)
Class I	(39,633,773)	(52,458,493)
Net increase in net assets from Fund share transactions	$345,281,617	$127,299,701

Net increase in net assets	$431,644,202	$173,971,319

Net Assets
At beginning of period	$476,183,108	$302,211,789
At end of period	$907,827,310	$476,183,108

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(232,653)	$1,800,524

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Financial Highlights

	Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2011(1)
			2013	2012
Net asset value — Beginning of period	$12.600		$10.850	$9.970	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.023		$0.124	$0.102	$0.047
Net realized and unrealized gain (loss)	1.931		1.755	0.836	(0.077)

Total income (loss) from operations	$1.954		$1.879	$0.938	$(0.030)

Less Distributions
From net investment income	$(0.064)		$(0.129)	$(0.058)	$—

Total distributions	$(0.064)		$(0.129)	$(0.058)	$—

Net asset value — End of period	$14.490		$12.600	$10.850	$9.970

Total Return(3)	15.52	%(4)	17.47%	9.46%	(0.30	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$229,068		$132,450	$90,061	$110,839
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.27	%(6)	1.32%	1.35%	1.43	%(6)
Net investment income	0.34	%(6)	1.04%	1.00%	0.49	%(6)
Portfolio Turnover	10	%(4)	47%	42%	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2011(1)
			2013	2012
Net asset value — Beginning of period	$12.490		$10.750	$9.890	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.028)		$0.034	$0.025	$(0.026)
Net realized and unrealized gain (loss)	1.918		1.744	0.835	(0.084)

Total income (loss) from operations	$1.890		$1.778	$0.860	$(0.110)

Less Distributions
From net investment income	$—		$(0.038)	$—	$—

Total distributions	$—		$(0.038)	$—	$—

Net asset value — End of period	$14.380		$12.490	$10.750	$9.890

Total Return(3)	15.13	%(4)	16.58%	8.70%	(1.10	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$174,915		$95,752	$66,254	$81,599
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.02	%(6)	2.07%	2.10%	2.18	%(6)
Net investment income (loss)	(0.41	)%(6)	0.29%	0.25%	(0.27	)%(6)
Portfolio Turnover	10	%(4)	47%	42%	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2011(1)
			2013	2012
Net asset value — Beginning of period	$12.620		$10.860	$9.990	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.041		$0.151	$0.126	$0.067
Net realized and unrealized gain (loss)	1.936		1.765	0.828	(0.077)

Total income (loss) from operations	$1.977		$1.916	$0.954	$(0.010)

Less Distributions
From net investment income	$(0.087)		$(0.156)	$(0.084)	$—

Total distributions	$(0.087)		$(0.156)	$(0.084)	$—

Net asset value — End of period	$14.510		$12.620	$10.860	$9.990

Total Return(3)	15.69	%(4)	17.84%	9.63%	(0.10	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$503,844		$247,981	$145,897	$225,484
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.02	%(6)	1.07%	1.10%	1.18	%(6)
Net investment income	0.59	%(6)	1.26%	1.24%	0.70	%(6)
Portfolio Turnover	10	%(4)	47%	42%	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

19

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

At August 31, 2013, the Fund, for federal income tax purposes, had deferred capital losses of $35,425,040 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

As of February 28, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

20

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million, 0.85% on net assets of $500 million but less than $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. For the six months ended February 28, 2014, the investment adviser and administration fee amounted to $2,836,742 or 0.88% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2014, EVM earned $1,311 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $151,634 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2014 amounted to $217,548 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2014, the Fund paid or accrued to EVD $487,814 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2014 amounted to $162,605 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2014, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $477,540,245 and $59,399,623, respectively, for the six months ended February 28, 2014.

21

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	6,809,993	5,426,967
Issued to shareholders electing to receive payments of distributions in Fund shares	39,707	57,365
Redemptions	(1,553,064)	(3,276,744)

Net increase	5,296,636	2,207,588

Class C	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	5,052,491	2,995,519
Issued to shareholders electing to receive payments of distributions in Fund shares	—	5,698
Redemptions	(551,814)	(1,501,748)

Net increase	4,500,677	1,499,469

Class I	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	17,945,753	10,726,753
Issued to shareholders electing to receive payments of distributions in Fund shares	37,935	30,422
Redemptions	(2,901,453)	(4,538,857)

Net increase	15,082,235	6,218,318

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$785,196,239

Gross unrealized appreciation	$133,997,789
Gross unrealized depreciation	(5,915,480)

Net unrealized appreciation	$128,082,309

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

22

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

At February 28, 2014, there were no obligations outstanding under these financial instruments.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended February 28, 2014, the Fund entered into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 28, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures contracts	$5,584,687	(1)	$833,868	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended February 28, 2014, which is indicative of the volume of this derivative type, was approximately $45,108,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2014.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

At February 28, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$13,876,979	$79,951,432		$—	$93,828,411
Consumer Staples	66,051,893	29,255,675		—	95,307,568
Energy	35,486,126	7,327,475		—	42,813,601
Financials	87,440,305	69,213,106		—	156,653,411
Health Care	61,323,724	29,642,456		—	90,966,180
Industrials	129,742,147	80,221,501		—	209,963,648
Information Technology	82,963,512	24,554,435		—	107,517,947
Materials	8,854,370	26,803,563		—	35,657,933
Telecommunication Services	11,870,519	12,147,810		—	24,018,329
Utilities	24,057,141	—		—	24,057,141

Total Common Stocks	$521,666,716	$359,117,453	*	$—	$880,784,169

Exchange-Traded Funds	$8,980,917	$—		$—	$8,980,917
Short-Term Investments	—	23,513,462		—	23,513,462

Total Investments	$530,647,633	$382,630,915		$—	$913,278,548

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

24

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2014

Officers and Trustees

Officers of Eaton Vance Richard Bernstein Equity Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein Equity Strategy Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 19th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7773 2.28.14

Eaton Vance

Worldwide Health Sciences Fund

Semiannual Report

February 28, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2014

Eaton Vance

Worldwide Health Sciences Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	28

Important Notices	29

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Performance1,2

Portfolio Managers Samuel D. Isaly, Sven H. Borho, CFA, Geoffrey C. Hsu, CFA, Richard D. Klemm, Ph.D., CFA and Trevor M. Polischuk, Ph.D.,each of OrbiMed Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/26/1985	07/26/1985	31.72%	50.52%	21.73%	9.98%
Class A with 5.75% Maximum Sales Charge	—	—	24.19	41.88	20.29	9.33
Class B at NAV	09/23/1996	07/26/1985	31.23	49.37	20.85	9.17
Class B with 5% Maximum Sales Charge	—	—	26.23	44.37	20.66	9.17
Class C at NAV	01/05/1998	07/26/1985	31.23	49.28	20.85	9.16
Class C with 1% Maximum Sales Charge	—	—	30.23	48.28	20.85	9.16
Class I at NAV	10/01/2009	07/26/1985	31.94	50.91	21.99	10.10
Class R at NAV	09/08/2003	07/26/1985	31.56	50.15	21.45	9.72
MSCI World Health Care Index	—	—	21.55%	35.56%	22.05%	8.84%
S&P 500 Index	—	—	15.07	25.37	22.99	7.16

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.39%	2.14%	2.14%	1.14%	1.64%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Fund Profile4

Regional Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

Roche Holding AG PC	6.8%

Regeneron Pharmaceuticals, Inc.	4.3

Gilead Sciences, Inc.	4.3

Mylan, Inc.	4.1

HCA Holdings, Inc.	4.0

Biogen Idec, Inc.	3.5

Ono Pharmaceutical Co., Ltd.	3.4

Amgen, Inc.	3.4

Illumina, Inc.	3.4

Merck & Co., Inc.	3.2

Total	40.4%

Market Capitalization (% of net assets)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Endnotes and Additional Disclosures

[1]

MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 – February 28, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/13)	Ending Account Value (2/28/14)	Expenses Paid During Period* (9/1/13 – 2/28/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,317.20	$8.33	1.45%
Class B	$1,000.00	$1,312.30	$12.61	2.20%
Class C	$1,000.00	$1,312.30	$12.61	2.20%
Class I	$1,000.00	$1,319.40	$6.90	1.20%
Class R	$1,000.00	$1,315.60	$9.76	1.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.25	1.45%
Class B	$1,000.00	$1,013.90	$10.99	2.20%
Class C	$1,000.00	$1,013.90	$10.99	2.20%
Class I	$1,000.00	$1,018.80	$6.01	1.20%
Class R	$1,000.00	$1,016.40	$8.50	1.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2014
Investment in Worldwide Health Sciences Portfolio, at value (identified cost, $960,133,559)	$1,437,985,714
Receivable for Fund shares sold	4,218,429
Total assets	$1,442,204,143

Liabilities
Payable for Fund shares redeemed	$2,781,306
Payable to affiliates:
Administration fee	157,006
Distribution and service fees	423,532
Accrued expenses	283,235
Total liabilities	$3,645,079
Net Assets	$1,438,559,064

Sources of Net Assets
Paid-in capital	$873,210,993
Accumulated net realized gain from Portfolio	99,508,328
Accumulated distributions in excess of net investment income	(12,012,412)
Net unrealized appreciation from Portfolio	477,852,155
Total	$1,438,559,064

Class A Shares
Net Assets	$955,703,573
Shares Outstanding	75,483,169
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.66
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.43

Class B Shares
Net Assets	$27,776,226
Shares Outstanding	2,113,096
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.14

Class C Shares
Net Assets	$288,948,849
Shares Outstanding	22,122,483
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.06

Class I Shares
Net Assets	$120,103,086
Shares Outstanding	9,405,466
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.77

Class R Shares
Net Assets	$46,027,330
Shares Outstanding	3,452,562
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.33

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2014
Dividends allocated from Portfolio (net of foreign taxes, $108,741)	$5,334,536
Interest allocated from Portfolio	4,398
Expenses allocated from Portfolio	(5,618,180)
Total investment income from Portfolio	$(279,246)

Expenses
Administration fee	$933,316
Distribution and service fees
Class A	1,039,599
Class B	135,965
Class C	1,258,483
Class R	97,478
Trustees’ fees and expenses	250
Custodian fee	30,105
Transfer and dividend disbursing agent fees	729,834
Legal and accounting services	25,465
Printing and postage	75,611
Registration fees	46,060
Miscellaneous	11,486
Total expenses	$4,383,652

Net investment loss	$(4,662,898)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$140,077,529
Foreign currency transactions	3,120
Net realized gain	$140,080,649
Change in unrealized appreciation (depreciation) —
Investments	$212,048,444
Foreign currency	131,913
Net change in unrealized appreciation (depreciation)	$212,180,357

Net realized and unrealized gain	$352,261,006

Net increase in net assets from operations	$347,598,108

7	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
From operations —
Net investment income (loss)	$(4,662,898)	$2,419,433
Net realized gain from investment and foreign currency transactions	140,080,649	117,284,344
Net change in unrealized appreciation (depreciation) from investments and foreign currency	212,180,357	104,092,663
Net increase in net assets from operations	$347,598,108	$223,796,440
Distributions to shareholders —
From net investment income
Class A	$(4,671,218)	$(12,983,940)
Class B	—	(275,590)
Class C	—	(2,285,969)
Class I	(728,494)	(1,364,047)
Class R	(139,304)	(390,522)
From net realized gain
Class A	(91,862,792)	(81,245,023)
Class B	(2,838,495)	(3,761,615)
Class C	(26,992,581)	(23,416,966)
Class I	(10,260,559)	(7,578,421)
Class R	(4,160,231)	(2,858,077)
Total distributions to shareholders	$(141,653,674)	$(136,160,170)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$55,466,397	$73,602,581
Class B	717,418	2,238,403
Class C	19,137,976	22,969,443
Class I	30,794,385	29,506,067
Class R	9,071,720	16,109,719
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	88,124,585	85,639,449
Class B	2,583,531	3,558,806
Class C	21,198,637	19,757,441
Class I	7,265,148	5,829,391
Class R	3,943,422	2,883,691
Cost of shares redeemed
Class A	(83,554,343)	(160,295,077)
Class B	(2,328,620)	(5,904,742)
Class C	(18,782,113)	(36,507,585)
Class I	(16,861,961)	(21,494,398)
Class R	(7,159,038)	(15,474,790)
Net asset value of shares exchanged
Class A	4,367,707	11,921,412
Class B	(4,367,707)	(11,921,412)
Net increase in net assets from Fund share transactions	$109,617,144	$22,418,399

Net increase in net assets	$315,561,578	$110,054,669

Net Assets
At beginning of period	$1,122,997,486	$1,012,942,817
At end of period	$1,438,559,064	$1,122,997,486

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(12,012,412)	$(1,810,498)

8	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Financial Highlights

	Class A
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011		2010	2009
Net asset value — Beginning of period	$10.890		$10.200	$9.680	$9.110		$8.730	$10.900

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.035)		$0.040	$0.055	$0.010	(2)	$(0.086)	$(0.087)
Net realized and unrealized gain (loss)	3.239		2.121	1.369	1.170		0.473	(0.737)

Total income (loss) from operations	$3.204		$2.161	$1.424	$1.180		$0.387	$(0.824)

Less Distributions
From net investment income	$(0.069)		$(0.202)	$—	$—		$—	$—
From net realized gain	(1.365)		(1.269)	(0.904)	(0.610)		(0.007)	(1.346)

Total distributions	$(1.434)		$(1.471)	$(0.904)	$(0.610)		$(0.007)	$(1.346)

Redemption fees(1)(3)	$—		$—	$—	$0.000	(4)	$0.000 (4)	$0.000 (4)

Net asset value — End of period	$12.660		$10.890	$10.200	$9.680		$9.110	$8.730

Total Return(5)	31.72	%(6)	24.28%	16.22%	13.16%		4.44%	(6.40)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$955,704		$754,945	$685,275	$671,124		$679,193	$734,686
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.45	%(9)	1.39%	1.47%	1.96	%(10)	2.07%	2.11%
Net investment income (loss)	(0.59	)%(9)	0.39%	0.58%	0.10	%(2)	(0.94)%	(1.03)%
Portfolio Turnover of the Portfolio	28	%(6)	51%	63%	43%		48%	54%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.066 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.57)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

9	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Financial Highlights — continued

	Class B
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011		2010	2009
Net asset value — Beginning of period	$11.200		$10.420	$9.930	$9.400		$9.070	$11.340

Income (Loss) From Operations
Net investment loss(1)	$(0.080)		$(0.033)	$(0.026)	$(0.055	)(2)	$(0.161)	$(0.158)
Net realized and unrealized gain (loss)	3.349		2.175	1.420	1.195		0.498	(0.766)

Total income (loss) from operations	$3.269		$2.142	$1.394	$1.140		$0.337	$(0.924)

Less Distributions
From net investment income	$—		$(0.093)	$—	$—		$—	$—
From net realized gain	(1.329)		(1.269)	(0.904)	(0.610)		(0.007)	(1.346)

Total distributions	$(1.329)		$(1.362)	$(0.904)	$(0.610)		$(0.007)	$(1.346)

Redemption fees(1)(3)	$—		$—	$—	$0.000	(4)	$0.000 (4)	$0.000 (4)

Net asset value — End of period	$13.140		$11.200	$10.420	$9.930		$9.400	$9.070

Total Return(5)	31.23	%(6)	23.25%	15.46%	12.30%		3.72%	(7.10)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,776		$26,543	$36,333	$68,487		$98,854	$182,893
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.20	%(9)	2.14%	2.22%	2.71	%(10)	2.82%	2.86%
Net investment loss	(1.33	)%(9)	(0.31)%	(0.26)%	(0.54	)%(2)	(1.71)%	(1.79)%
Portfolio Turnover of the Portfolio	28	%(6)	51%	63%	43%		48%	54%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.079 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.32)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

10	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011		2010	2009
Net asset value — Beginning of period	$11.160		$10.410	$9.930	$9.400		$9.070	$11.350

Income (Loss) From Operations
Net investment loss(1)	$(0.081)		$(0.038)	$(0.017)	$(0.065	)(2)	$(0.160)	$(0.157)
Net realized and unrealized gain (loss)	3.333		2.181	1.401	1.205		0.497	(0.777)

Total income (loss) from operations	$3.252		$2.143	$1.384	$1.140		$0.337	$(0.934)

Less Distributions
From net investment income	$—		$(0.124)	$—	$—		$—	$—
From net realized gain	(1.352)		(1.269)	(0.904)	(0.610)		(0.007)	(1.346)

Total distributions	$(1.352)		$(1.393)	$(0.904)	$(0.610)		$(0.007)	$(1.346)

Redemption fees(1)(3)	$—		$—	$—	$0.000	(4)	$0.000 (4)	$0.000 (4)

Net asset value — End of period	$13.060		$11.160	$10.410	$9.930		$9.400	$9.070

Total Return(5)	31.23	%(6)	23.36%	15.35%	12.30%		3.72%	(7.18)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$288,949		$224,863	$201,008	$202,021		$210,624	$237,891
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.20	%(9)	2.14%	2.22%	2.71	%(10)	2.82%	2.86%
Net investment loss	(1.34	)%(9)	(0.36)%	(0.17)%	(0.64	)%(2)	(1.69)%	(1.80)%
Portfolio Turnover of the Portfolio	28	%(6)	51%	63%	43%		48%	54%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.070 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.32)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

11	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2010(1)
			2013	2012	2011
Net asset value — Beginning of period	$10.980		$10.280	$9.720	$9.120		$8.920

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.021)		$0.064	$0.082	$0.025	(3)	$(0.053)
Net realized and unrealized gain	3.273		2.133	1.382	1.185		0.260

Total income from operations	$3.252		$2.197	$1.464	$1.210		$0.207

Less Distributions
From net investment income	$(0.097)		$(0.228)	$—	$—		$—
From net realized gain	(1.365)		(1.269)	(0.904)	(0.610)		(0.007)

Total distributions	$(1.462)		$(1.497)	$(0.904)	$(0.610)		$(0.007)

Redemption fees(2)(4)	$—		$—	$—	$0.000	(5)	$0.000	(5)

Net asset value — End of period	$12.770		$10.980	$10.280	$9.720		$9.120

Total Return(6)	31.94	%(7)	24.52%	16.59%	13.48%		2.32	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$120,103		$83,020	$62,857	$53,255		$38,988
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	1.20	%(10)	1.14%	1.22%	1.71	%(11)	1.82	%(10)
Net investment income (loss)	(0.35	)%(10)	0.62%	0.86%	0.25	%(3)	(0.63	)%(10)
Portfolio Turnover of the Portfolio	28	%(7)	51%	63%	43%		48	%(12)

(1)	For the period from the commencement of operations, October 1, 2009, to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.058 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.33)%.

(4)	Redemption fees were discontinued as of January 1, 2011.

(5)	Amount is less than $0.0005.

(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(7)	Not annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(9)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(10)	Annualized.

(11)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

(12)	For the Portfolio’s year ended August 31, 2010.

12	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Financial Highlights — continued

	Class R
	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
			2013	2012	2011		2010	2009
Net asset value — Beginning of period	$11.390		$10.600	$10.040	$9.450		$9.080	$11.300

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.052)		$0.012	$0.035	$(0.026	)(2)	$(0.111)	$(0.113)
Net realized and unrealized gain (loss)	3.403		2.220	1.429	1.226		0.488	(0.761)

Total income (loss) from operations	$3.351		$2.232	$1.464	$1.200		$0.377	$(0.874)

Less Distributions
From net investment income	$(0.046)		$(0.173)	$—	$—		$—	$—
From net realized gain	(1.365)		(1.269)	(0.904)	(0.610)		(0.007)	(1.346)

Total distributions	$(1.411)		$(1.442)	$(0.904)	$(0.610)		$(0.007)	$(1.346)

Redemption fees(1)(3)	$—		$—	$—	$0.000	(4)	$0.000 (4)	$0.000 (4)

Net asset value — End of period	$13.330		$11.390	$10.600	$10.040		$9.450	$9.080

Total Return(5)	31.56	%(6)	23.94%	16.02%	12.88%		4.16%	(6.63)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$46,027		$33,628	$27,469	$24,364		$17,461	$13,508
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.70	%(9)	1.64%	1.72%	2.21	%(10)	2.32%	2.36%
Net investment income (loss)	(0.85	)%(9)	0.11%	0.35%	(0.25	)%(2)	(1.17)%	(1.30)%
Portfolio Turnover of the Portfolio	28	%(6)	51%	63%	43%		48%	54%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.058 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.82)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

13	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance Fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.8% at February 28, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2014, the administration fee amounted to $933,316.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2014, EVM earned $34,261 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $63,357 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2014. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2014 amounted to $1,039,599 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2014, the Fund paid or accrued to EVD $101,974 and $943,862 for Class B and Class C shares, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 28, 2014, the Fund paid or accrued to EVD $48,739 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2014 amounted to $33,991, $314,621 and $48,739 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended February 28, 2014, the Fund was informed that EVD received approximately $100, $13,000 and $3,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

15

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended February 28, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $16,009,950 and $55,056,098, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	4,732,590	7,307,842
Issued to shareholders electing to receive payments of distributions in Fund shares	8,174,822	9,547,319
Redemptions	(7,131,577)	(15,850,312)
Exchange from Class B shares	367,292	1,178,242

Net increase	6,143,127	2,183,091

Class B	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	60,051	213,920
Issued to shareholders electing to receive payments of distributions in Fund shares	230,467	383,492
Redemptions	(191,837)	(568,377)
Exchange to Class A shares	(355,253)	(1,146,572)

Net decrease	(256,572)	(1,117,537)

Class C	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	1,611,551	2,239,503
Issued to shareholders electing to receive payments of distributions in Fund shares	1,902,930	2,138,251
Redemptions	(1,546,166)	(3,524,020)

Net increase	1,968,315	853,734

Class I	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	2,605,500	2,892,599
Issued to shareholders electing to receive payments of distributions in Fund shares	668,367	645,558
Redemptions	(1,428,761)	(2,091,447)

Net increase	1,845,106	1,446,710

16

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Sales	734,608	1,503,315
Issued to shareholders electing to receive payments of distributions in Fund shares	347,132	306,776
Redemptions	(582,027)	(1,448,301)

Net increase	499,713	361,790

17

Worldwide Health Sciences Portfolio

February 28, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 98.76%

Security	Shares	Value	Percentage of Net Assets

Major Capitalization – Europe — 13.20%(1)
Actelion, Ltd.(2)	225,000	$23,840,783	1.66%
Perrigo Co. PLC	95,000	15,621,800	1.08
Roche Holding AG PC	317,000	97,604,294	6.77
Sanofi	400,000	41,603,937	2.89
Shire PLC ADR	70,000	11,560,500	0.80

		$190,231,314	13.20%

Major Capitalization – Far East — 7.54%(1)
Astellas Pharma, Inc.	402,300	$26,149,805	1.82%
Ono Pharmaceutical Co., Ltd.	497,700	49,342,803	3.42
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	18,912,900	24,238,037	1.68
Sinopharm Group Co., Ltd., Class H	3,200,000	8,917,113	0.62

		$108,647,758	7.54%

Major Capitalization – North America — 62.16%(1)
AbbVie, Inc.	823,200	$41,909,112	2.91%
Agilent Technologies, Inc.	470,000	26,757,100	1.86
Allergan, Inc.	330,000	41,910,000	2.91
Amgen, Inc.	392,000	48,615,840	3.37
Biogen Idec, Inc.(2)	149,600	50,965,728	3.54
BioMarin Pharmaceutical, Inc.(2)	214,000	17,334,000	1.20
Bristol-Myers Squibb Co.	826,400	44,435,528	3.08
CareFusion Corp.(2)	300,000	12,159,000	0.84
Celgene Corp.(2)	170,000	27,327,500	1.90
Express Scripts Holding Co.(2)	273,000	20,559,630	1.43
Gilead Sciences, Inc.(2)	750,000	62,092,500	4.31
HCA Holdings, Inc.(2)	1,130,000	57,856,000	4.02
Illumina, Inc.(2)	282,700	48,480,223	3.37
Incyte Corp.(2)	628,700	40,400,262	2.80
Intuitive Surgical, Inc.(2)	65,000	28,913,950	2.01
McKesson Corp.	62,000	10,977,100	0.76
Medivation, Inc.(2)	584,000	41,995,440	2.92
Merck & Co., Inc.	820,000	46,731,800	3.24
Mylan, Inc.(2)	1,070,000	59,459,900	4.13
Pfizer, Inc.	1,150,000	36,926,500	2.56
Regeneron Pharmaceuticals, Inc.(2)	188,000	62,510,000	4.34
St. Jude Medical, Inc.	214,800	14,460,336	1.00
Stryker Corp.	89,600	7,189,504	0.50
Thermo Fisher Scientific, Inc.	311,200	38,756,848	2.69
Zimmer Holdings, Inc.	72,700	6,822,168	0.47

		$895,545,969	62.16%

Security	Shares	Value	Percentage of Net Assets

Small & Mid Capitalization – Europe — 0.23%(1)
Tornier NV(2)	175,300	$3,365,760	0.23%

		$3,365,760	0.23%

Small & Mid Capitalization – Far East — 4.36%(1)
Biosensors International Group, Ltd.	13,628,000	$10,501,972	0.73%
Nichi-Iko Pharmaceutical Co., Ltd.	990,000	15,163,347	1.05
Sawai Pharmaceutical Co., Ltd.	280,000	17,900,846	1.24
Towa Pharmaceutical Co., Ltd.	420,000	19,246,967	1.34

		$62,813,132	4.36%

Small & Mid Capitalization – North America — 11.27%(1)
Celldex Therapeutics, Inc.(2)	262,500	$7,670,250	0.53%
Exact Sciences Corp.(2)	1,065,000	14,324,250	0.99
Health Net, Inc.(2)	335,000	11,406,750	0.79
Impax Laboratories, Inc.(2)	537,700	13,856,529	0.96
Infinity Pharmaceuticals, Inc.(2)	753,000	11,807,040	0.82
Insulet Corp.(2)	707,500	33,542,575	2.33
InterMune, Inc.(2)	764,800	22,974,592	1.60
Molina Healthcare, Inc.(2)	300,000	11,304,000	0.79
Neurocrine Biosciences, Inc.(2)	660,000	11,635,800	0.81
NuVasive, Inc.(2)	177,000	6,504,750	0.45
OraSure Technologies, Inc.(2)	1,145,000	7,946,300	0.55
Portola Pharmaceuticals, Inc.(2)	255,400	6,229,206	0.43
Vocera Communications, Inc.(2)	189,700	3,228,694	0.22

		$162,430,736	11.27%

Total Common Stocks (identified cost $944,369,312)		$1,423,034,669	98.76%

Short-Term Investments — 0.47%

Description	Interest (000’s Omitted)	Value	Percentage of Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$6,697	$6,696,790	0.47%

Total Short-Term Investments (identified cost $6,696,790)		$6,696,790	0.47%

Total Investments (identified cost $951,066,102)		$1,429,731,459	99.23%

Other Assets, Less Liabilities		$11,117,823	0.77%

Net Assets		$1,440,849,282	100.00%

18	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2014

Portfolio of Investments (Unaudited) — continued

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2014.

19	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2014
Unaffiliated investments, at value (identified cost, $944,369,312)	$1,423,034,669
Affiliated investment, at value (identified cost, $6,696,790)	6,696,790
Foreign currency, at value (identified cost, $14,315)	15,265
Dividends receivable	579,475
Interest receivable from affiliated investment	1,489
Receivable for investments sold	7,803,287
Tax reclaims receivable	4,084,821
Total assets	$1,442,215,796

Liabilities
Payable for investments purchased	$311,461
Due to custodian	343
Payable to affiliates:
Investment adviser fee	630,587
Management fee	348,423
Accrued expenses	75,700
Total liabilities	$1,366,514
Net Assets applicable to investors’ interest in Portfolio	$1,440,849,282

Sources of Net Assets
Investors’ capital	$961,802,569
Net unrealized appreciation	479,046,713
Total	$1,440,849,282

20	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2014
Dividends (net of foreign taxes, $109,123)	$5,349,532
Interest allocated from affiliated investment	4,409
Expenses allocated from affiliated investment	(530)
Total investment income	$5,353,411

Expenses
Investment adviser fee	$3,271,655
Management fee	2,096,604
Trustees’ fees and expenses	27,106
Custodian fee	160,988
Legal and accounting services	40,227
Miscellaneous	34,244
Total expenses	$5,630,824
Deduct —
Reduction of custodian fee	$15
Total expense reductions	$15

Net expenses	$5,630,809

Net investment loss	$(277,398)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$140,436,470
Investment transactions allocated from affiliated investment	20
Foreign currency transactions	3,052
Net realized gain	$140,439,542
Change in unrealized appreciation (depreciation) —
Investments	$212,526,115
Foreign currency	132,329
Net change in unrealized appreciation (depreciation)	$212,658,444

Net realized and unrealized gain	$353,097,986

Net increase in net assets from operations	$352,820,588

21	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013
From operations —
Net investment income (loss)	$(277,398)	$10,188,377
Net realized gain from investment and foreign currency transactions	140,439,542	117,548,640
Net change in unrealized appreciation (depreciation) from investments and foreign currency	212,658,444	104,606,350
Net increase in net assets from operations	$352,820,588	$232,343,367
Capital transactions —
Contributions	$16,371,987	$13,401,051
Withdrawals	(57,493,986)	(135,091,208)
Net decrease in net assets from capital transactions	$(41,121,999)	$(121,690,157)

Net increase in net assets	$311,698,589	$110,653,210

Net Assets
At beginning of period	$1,129,150,693	$1,018,497,483
At end of period	$1,440,849,282	$1,129,150,693

22	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2014

Supplementary Data

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended August 31,
Ratios/Supplemental Data			2013	2012	2011		2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.90	%(2)	0.81%	0.80%	1.21	%(3)	1.32%	1.34%
Net investment income (loss)	(0.04	)%(2)	0.97%	1.24%	0.85	%(4)	(0.21)%	(0.28)%
Portfolio Turnover	28	%(5)	51%	63%	43%		48%	54%

Total Return	32.06	%(5)	24.99%	16.99%	14.00%		5.22%	(5.67)%

Net assets, end of period (000’s omitted)	$1,440,849		$1,129,151	$1,018,497	$1,025,530		$1,048,273	$1,172,489

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

(4)	Includes special dividends equal to 0.68% of average daily net assets.

(5)	Not annualized.

23	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2014, Eaton Vance Worldwide Health Sciences Fund held a 99.8% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 28, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

24

Worldwide Health Sciences Portfolio

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by OrbiMed Advisors LLC (OrbiMed) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $500 million, 0.47% on net assets of $500 million but less than $1 billion, 0.43% on net assets of $1 billion but less than $1.5 billion and at reduced rates on average daily net assets of $1.5 billion or more, and is payable monthly. In addition, OrbiMed’s fee is subject to an upward or downward performance adjustment of up to 0.15% of the average daily net assets of the Portfolio depending on whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period, except during the transition period (i.e., the 36-month period ended July 31, 2014). During the transition period, the performance adjustment is based on the blended record of (i) the S&P 500 Index for the period prior to August 1, 2011 and (ii) the MSCI World Health Care Index for the period after August 1, 2011. For the six months ended February 28, 2014, the Portfolio’s investment adviser fee, net of an upward performance adjustment of $312,948, amounted to $3,271,655 or 0.52% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The management fee is earned by EVM as compensation for administrative, compliance and oversight services rendered to the Portfolio. Pursuant to the management agreement and subsequent fee reduction agreement between the Portfolio and EVM, the fee is computed at an annual rate of 0.375% of the Portfolio’s average daily net assets up to $500 million, 0.32% on net assets of $500 million but less than $1 billion, 0.29% on net assets of $1 billion but less than $1.5 billion and at reduced rates on average daily net assets of $1.5 billion or more. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of EVM or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended February 28, 2014, the management fee amounted to $2,096,604 or 0.33% (annualized) of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of OrbiMed’s or EVM’s organizations receive remuneration for their services to the Portfolio out of the investment adviser or management fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $348,506,793 and $394,664,715, respectively, for the six months ended February 28, 2014.

25

Worldwide Health Sciences Portfolio

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$955,982,763

Gross unrealized appreciation	$502,636,802
Gross unrealized depreciation	(28,888,106)

Net unrealized appreciation	$473,748,696

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2014.

6  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At February 28, 2014, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $343. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at February 28, 2014. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at February 28, 2014. The Portfolio’s average overdraft advances during the six months ended February 28, 2014 were not significant.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Concentration of Risk

As the Portfolio concentrates its investments in the health sciences industry, it will likely be affected by events that adversely affect that industry. The Portfolio has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio’s interests can also be impacted by regulatory activities that affect health sciences companies.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

26

Worldwide Health Sciences Portfolio

February 28, 2014

Notes to Financial Statements (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Major Capitalization – Europe	$27,182,300	$163,049,014		$—	$190,231,314
Major Capitalization – Far East	—	108,647,758		—	108,647,758
Major Capitalization – North America	895,545,969	—		—	895,545,969
Small & Mid Capitalization – Europe	3,365,760	—		—	3,365,760
Small & Mid Capitalization – Far East	—	62,813,132		—	62,813,132
Small & Mid Capitalization – North America	162,430,736	—		—	162,430,736

Total Common Stocks	$1,088,524,765	$334,509,904	*	$—	$1,423,034,669

Short-Term Investments	$—	$6,696,790		$—	$6,696,790

Total Investments	$1,088,524,765	$341,206,694		$—	$1,429,731,459

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2014

Officers and Trustees

Officers of Eaton Vance Worldwide Health Sciences Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Worldwide Health Sciences Portfolio

Samuel D. Isaly

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Worldwide Health Sciences Fund and Worldwide Health Sciences Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Sponsor and Manager of

Worldwide Health Sciences Portfolio and

Administrator of Eaton Vance Worldwide Health

Sciences Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Adviser of Worldwide Health Sciences Portfolio

OrbiMed Advisors LLC

601 Lexington Avenue

54th Floor

New York, NY 10022-4629

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7707 2.28.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 10, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 10, 2014